      As filed with the Securities and Exchange Commission on July 14, 1999

                                             1933 Act Registration No. 333-47949
                                                                       ---------
                                             1940 Act Registration No. 811-08697
                                                                       ---------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                            ---
         Pre-Effective Amendment No.
                                     -----                                  ---

         Post-Effective Amendment No.   3                                    X
                                     -----                                  ---

                                     and/or


REGISTRATION STATEMENT UNDER THE
         INVESTMENT COMPANY ACT OF 1940                                      X
                                                                            ---
         Amendment No.   4                                                   X
                       ------                                               ---


                        (Check appropriate box or boxes.)

                         AIM SPECIAL OPPORTUNITIES FUNDS
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919

                                Charles T. Bauer
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               --------------------------------------------------
                     (Name and Address of Agent for Service)

                              Copy to:

Renee A. Friedli, Esquire                Martha J. Hays, Esquire
A I M Advisors, Inc.                     Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100             1735 Market Street, 51st Floor
Houston, Texas  77046                    Philadelphia, Pennsylvania  19103-7599


Approximate Date of Proposed Public Offering:    As soon as practicable after
                                                 the effective date of this
                                                 Registration Statement

It is proposed that this filing will become effective (check appropriate box)


           immediately upon filing pursuant to paragraph (b)
     ---
           on (date), pursuant to paragraph (b)
     ---
           60 days after filing pursuant to  paragraph (a)(1)
     ---
           on (date) pursuant to paragraph (a)(1)
     ---
           75 days after filing pursuant to paragraph (a)(2)
     ---
      X    on September 27, 1999 pursuant to paragraph (a)(2) of rule 485.
     ---

                            (Continued on Next Page)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:        Shares of Beneficial Interest.

      AIM LARGE CAP OPPORTUNITIES FUND

      ------------------------------------------------------------------------

      AIM Large Cap Opportunities Fund seeks long-term growth of capital. PROSPECTUS
      SEPTEMBER 27, 1999

                                     This prospectus contains important
                                     information about the Class A, B and
                                     C shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

      [AIM LOGO APPEARS HERE]                          INVEST WITH DISCIPLINE
                                                      --Registered trademark--

                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -










The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design and AIM Investor are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 80% of its total assets in securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve: 1) a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts; 2) changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry; 3) new or changed management, or material changes in management policies or corporate structure; 4) significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or 5) other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

  The fund will invest at least 65% of its total assets in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the Russell 1000(R), Growth Index. The Russell 1000(R) Growth Index measures the performance of those securities in the Russell 1000(R) Index with a greater than average growth orientation. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The fund may also invest up to 25% of its total assets in foreign securities.

  The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. A call option is covered if the fund owns the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options in order to increase its return and/or to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may also borrow money to purchase securities, a practice known as "leveraging."

  The portfolio managers purchase securities of companies involving a special opportunity that they believe have the potential for above-average growth in revenues and earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund is non-diversified. With respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  If the fund purchases a put or call option that expires without value, the fund will have incurred an expense in the amount of the cost of the option. If the fund sells a put option that is exercised, the fund will have to purchase the security at a price greater than its market value. If the fund sells a call option that is exercised, the fund will have to sell the security at a price lower than its market value.

  If the fund borrows money to buy securities (leverages) and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. Interest on borrowings is an expense the fund would not otherwise incur.

  If the fund sells a security short, and the security increase in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction, and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of

                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------

convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          5.50%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)  5.00   1.00
-------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees         [1.00%]   [1.00%]   [1.00%]
Distribution and/or
Service (12b-1) Fees    [0.35]    [1.00]    [1.00]
Other Expenses(2)       [0.48]    [0.52]    [0.52]
 Total Annual Fund
 Operating Expenses     [1.83%]   [2.52%]   [2.52%]
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) Other expenses are based on estimated amounts for the current fiscal period.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS
-------------------------
Class A  [$726]   [$1,094]
Class B   [755]    [1,085]
Class C   [355]      [785]
-------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS
-------------------------
Class A  [$726]   [$1,094]
Class B   [255]      [785]
Class C   [255]      [785]
-------------------------

                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 1.00% of the first $1 billion of average daily net assets and 0.95% of assets over $1 billion of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Brant H. DeMuth, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1992 to 1996, he was Portfolio Manager for Colorado Public Employee's Retirement Association.

- Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst for Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager at Van Kampen American Capital Asset Management, Inc. From 1993 to 1995, he was Assistant Portfolio Manager with Hellman, Jordan Management Company.

- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

OTHER INFORMATION
--------------------------------------------------------------------------------

 SALES CHARGES

Purchases of Class A shares of AIM Large Cap Opportunities Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

[The fund generally declares and pays dividends, if any, annually.]

CAPITAL GAINS DISTRIBUTIONS

[The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.]

                        AIM SPECIAL OPPORTUNITIES FUNDS

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund (the Special Opportunities Funds).

CHOOSING A SHARE CLASS

The Special Opportunities Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within         charge on redemptions within
                                       six years                            one year(1)
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

The Special Opportunities Funds have adopted 12b-1 plans that allow them to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of their shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Special Opportunities Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                      A- 1                            SOF--07/99

                        AIM SPECIAL OPPORTUNITIES FUNDS

SALES CHARGES

Sales charges on the Special Opportunities Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The Special Opportunities Funds are subject to the following initial sales charges:

                                                INVESTOR'S
                                              SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $  25,000    5.50%        5.82%
 $ 25,000 but less than $  50,000    5.25         5.54
 $ 50,000 but less than $ 100,000    4.75         4.99
 $100,000 but less than $ 250,000    3.75         3.90
 $250,000 but less than $ 500,000    3.00         3.09
$500,000 but less than $1,000,000    2.00         2.04
----------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR

CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B             CLASS C
-----------------------------------------------------------
First                          5%                1%
Second                         4                None
Third                          3                None
Fourth                         3                None
Fifth                          2                None
Sixth                          1                None
Seventh and following       None                None
-----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the Fund's Statement of Additional Information for details.

SOF--07/99                            A- 2

                        AIM SPECIAL OPPORTUNITIES FUNDS

PURCHASING SHARES

MINIMUM INVESTMENTS PER SPECIAL OPPORTUNITIES FUND ACCOUNT

The minimum initial investment for Special Opportunities Fund accounts is $10,000. The minimum subsequent investment is $1,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.
PURCHASE OPTIONS
-

                                OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.    Same
By Mail                         Mail completed Account Application    Mail your check and the remittance
                                and purchase payment to the transfer  slip from your confirmation statement
                                agent,                                to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application to Call the transfer agent to receive a the transfer agent. Call the transfer reference number. Then, use the wire agent at (800) 959-4246 to receive a  instructions at left.
                                reference number. Then, use the
                                following wire instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M Fund
                                Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the    Mail completed AIM Bank
                                methods described above.              Connection(SM) form to the transfer
                                                                      agent. Once the transfer agent has
                                                                      received the form, call the transfer
                                                                      agent to place your purchase order.
-----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the Special Opportunities Funds by authorizing the Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $1,000. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from your Special Opportunities Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another Special Opportunities Fund is $1,000. The minimum amount you can exchange to any other AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual

                                      A- 3                            SOF--07/99

                        AIM SPECIAL OPPORTUNITIES FUNDS

basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.
By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3)
                              you do not hold physical share certificates; (4) you can
                              provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the New York Stock
                              Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SOF--07/99                            A- 4

                        AIM SPECIAL OPPORTUNITIES FUNDS

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares, reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange Class A shares you own for AIM Cash Reserve Shares of AIM Money Market Fund.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares of the Special Opportunities Funds for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund; or

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum and maximum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption of) one AIM Fund and into (purchase of) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially

                                      A- 5                            SOF--07/99

                        AIM SPECIAL OPPORTUNITIES FUNDS

disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

SOF--07/99                            A- 6

                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services,
                             Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

 AIM Large Cap Opportunities Fund
 SEC 1940 Act file number: 811-08697

[AIM LOGO APPEARS HERE]   www.aimfunds.com   LCO-PRO-1   INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

      AIM MID CAP OPPORTUNITIES FUND

      --------------------------------------------------------------------------

      AIM Mid Cap Opportunities Fund seeks long-term growth of capital.
       PROSPECTUS
       SEPTEMBER 27, 1999

                                     This prospectus contains important
                                     information about the Class A, B and
                                     C shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.





      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
                                                        --Registered trademark--

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - -

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4
- - - - - - - - - - - - - - - - - - - - - - - -

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design and AIM Investor are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet its objective by investing, normally, at least 80% of its total assets in securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve: 1) a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts; 2) changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry; 3) new or changed management, or material changes in management policies or corporate structure; 4) significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or 5) other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

  The fund will invest at least 80% of its total assets in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the Russell MidCap(TM) Growth Index. The fund may also invest up to 25% of its total assets in foreign securities.

  The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. A call option is covered if the fund owns the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options in order to increase its return and/or to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may also borrow money to purchase securities, a practice known as "leveraging."

  The portfolio managers purchase securities of companies involving a special opportunities that they believe have the potential for above-average growth in revenues and earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund is non-diversified. With respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

  If the fund purchases a put or call option that expires without value, the fund will have incurred an expense in the amount of the cost of the option. If the fund sells a put option that is exercised, the fund will have to purchase the security at a price greater than its market value. If the fund sells a call option that is exercised, the fund will have to sell the security at a price lower than its market value.

  If the fund borrows money to buy securities (leverages) and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. Interest on borrowings is an expense the fund would not otherwise incur.

  If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction, and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                   SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          5.50%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                 None(1)   5.00      1.00
-------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           1.00%     1.00%     1.00%
Distribution and/or
Service (12b-1) Fees      0.35      1.00      1.00
Other Expenses            [   ]     [   ]     [   ]
 Total Annual Fund
 Operating Expenses       [  %]     [  %]     [  %]
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   [$ ]     [$ ]      [$ ]       [$ ]
Class B   [  ]     [  ]      [  ]       [  ]
Class C   [  ]     [  ]      [  ]       [  ]
----------------------------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   [$ ]     [$ ]      [$ ]       [$ ]
Class B   [  ]     [  ]      [  ]       [  ]
Class C   [  ]     [  ]      [  ]       [  ]
----------------------------------------------


                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 1.00% of the first $1 billion of average daily net assets and 0.95% of assets over $1 billion of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Brant H. DeMuth, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1992 to 1996, he was Portfolio Manager for Colorado Public Employee's Retirement Association.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

- Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst for Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager at Van Kampen American Capital Asset Management, Inc. From 1993 to 1995, he was Assistant Portfolio Manager with Hellman, Jordan Management Company.

- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1990.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Mid Cap Opportunities Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                        AIM SPECIAL OPPORTUNITIES FUNDS

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund (the Special Opportunities Funds).

CHOOSING A SHARE CLASS

The Special Opportunities Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within         charge on redemptions within
                                       six years                            one year(1)
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

The Special Opportunities Funds have adopted 12b-1 plans that allow them to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of their shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Special Opportunities Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                      A- 1                            SOF--07/99

                        AIM SPECIAL OPPORTUNITIES FUNDS

SALES CHARGES

Sales charges on the Special Opportunities Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The Special Opportunities Funds are subject to the following initial sales charges:

                                                INVESTOR'S
                                              SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $  25,000    5.50%        5.82%
 $ 25,000 but less than $  50,000    5.25         5.54
 $ 50,000 but less than $ 100,000    4.75         4.99
 $100,000 but less than $ 250,000    3.75         3.90
 $250,000 but less than $ 500,000    3.00         3.09
$500,000 but less than $1,000,000    2.00         2.04
----------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR

CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B             CLASS C
-----------------------------------------------------------
First                          5%                1%
Second                         4                None
Third                          3                None
Fourth                         3                None
Fifth                          2                None
Sixth                          1                None
Seventh and following       None                None
-----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the Fund's Statement of Additional Information for details.

SOF--07/99                            A- 2

                        AIM SPECIAL OPPORTUNITIES FUNDS

PURCHASING SHARES

MINIMUM INVESTMENTS PER SPECIAL OPPORTUNITIES FUND ACCOUNT

The minimum initial investment for Special Opportunities Fund accounts is $10,000. The minimum subsequent investment is $1,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.
PURCHASE OPTIONS
-

                                OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.    Same
By Mail                         Mail completed Account Application    Mail your check and the remittance
                                and purchase payment to the transfer  slip from your confirmation statement
                                agent,                                to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application to Call the transfer agent to receive a the transfer agent. Call the transfer reference number. Then, use the wire agent at (800) 959-4246 to receive a  instructions at left.
                                reference number. Then, use the
                                following wire instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M Fund
                                Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the    Mail completed AIM Bank
                                methods described above.              Connection(SM) form to the transfer
                                                                      agent. Once the transfer agent has
                                                                      received the form, call the transfer
                                                                      agent to place your purchase order.
-----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the Special Opportunities Funds by authorizing the Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $1,000. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from your Special Opportunities Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another Special Opportunities Fund is $1,000. The minimum amount you can exchange to any other AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual

                                      A- 3                            SOF--07/99

                        AIM SPECIAL OPPORTUNITIES FUNDS

basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.
By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3)
                              you do not hold physical share certificates; (4) you can
                              provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the New York Stock
                              Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SOF--07/99                            A- 4

                        AIM SPECIAL OPPORTUNITIES FUNDS

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares, reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange Class A shares you own for AIM Cash Reserve Shares of AIM Money Market Fund.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares of the Special Opportunities Funds for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund; or

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum and maximum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption of) one AIM Fund and into (purchase of) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially

                                      A- 5                            SOF--07/99

                        AIM SPECIAL OPPORTUNITIES FUNDS

disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

SOF--07/99                            A- 6

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

------------------------------------
 AIM Mid Cap Opportunities Fund
 SEC 1940 Act file number: 811-08697
------------------------------------


[AIM LOGO APPEARS HERE]   www.aimfunds.com    MCO-PRO-1   INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

      AIM SMALL CAP OPPORTUNITIES FUND

      -------------------------------------------------------------------------

      AIM Small Cap Opportunities Fund seeks long-term growth of capital.

      PROSPECTUS
      SEPTEMBER 27, 1999

                                     This prospectus contains important
                                     information about the Class A, B and
                                     C shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

      [AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE
                                                     --Registered trademark--

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

Table of Contents
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - -
FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                    3
Expense Example                              3
FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                  4
Advisor Compensation                         4
Portfolio Managers                           4
OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -
Sales Charges                                4
Dividends and Distributions                  4
- - - - - - - - - - - - - - - - - - - - - - - -
FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -
Choosing a Share Class                     A-1
Purchasing Shares                          A-3
Redeeming Shares                           A-4
Exchanging Shares                          A-6
Pricing of Shares                          A-7
Taxes                                      A-8
OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -










The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design and AIM Investor are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet its objective by investing, normally, at least 80% of its total assets in securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve: 1) a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts; 2) changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry; 3) new or changed management, or material changes in management policies or corporate structure; 4) significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or 5) other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

  The fund will invest at least 80% of its total assets in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the Russell 2000--Registered trademark-- Growth Index. The fund may also invest up to 25% of its total assets in foreign securities.

  The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. A call option is covered if the fund owns the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options in order to increase its return and/or to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may also borrow money to purchase securities, a practice known as "leveraging."

  The portfolio managers purchase securities of companies involving a special opportunity that they believe have the potential for above-average growth in revenues and earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund is non-diversified. With respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

  If the fund purchases a put or call option that expires without value, the fund will have incurred an expense in the amount of the cost of the option. If the fund sells a put option that is exercised, the fund will have to purchase the security at a price greater than its market value. If the fund sells a call option that is exercised, the fund will have to sell the security at a price lower than its market value.

  If the fund borrows money to buy securities (leverages) and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. Interest on borrowings is an expense the fund would not otherwise incur.

  If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction, and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invest.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)          5.50%     None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)  5.00   1.00
-------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           1.00%     1.00%     1.00%
Distribution and/or
Service (12b-1) Fees      0.35      1.00      1.00
Other Expenses            [  ]      [  ]      [  ]
 Total Annual Fund
 Operating Expenses       [   %]    [   %]    [   %]
-------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   [$ ]     [$ ]      [$ ]       [$ ]
Class B   [  ]     [  ]      [  ]       [  ]
Class C   [  ]     [  ]      [  ]       [  ]
----------------------------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   [$ ]     [$ ]      [$ ]       [$ ]
Class B   [  ]     [  ]      [  ]       [  ]
Class C   [  ]     [  ]      [  ]       [  ]
----------------------------------------------


                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended July 31, 1999, the advisor received compensation of
[     ]% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Brant H. DeMuth, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1992 to 1996, he was Portfolio Manager for Colorado Public Employee's Retirement Association.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

- Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst for Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager at Van Kampen American Capital Asset Management, Inc. From 1993 to 1995, he was Assistant Portfolio Manager with Hellman, Jordan Management Company.

- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1990.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Small Cap Opportunities Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS
The fund generally declares and pays dividends, if any, annually.
CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                        AIM SMALL CAP OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                        AIM SPECIAL OPPORTUNITIES FUNDS

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund (the Special Opportunities Funds).

CHOOSING A SHARE CLASS

The Special Opportunities Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within         charge on redemptions within
                                       six years                            one year(1)
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

The Special Opportunities Funds have adopted 12b-1 plans that allow them to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of their shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Special Opportunities Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                      A- 1                            SOF--07/99

                        AIM SPECIAL OPPORTUNITIES FUNDS

SALES CHARGES

Sales charges on the Special Opportunities Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The Special Opportunities Funds are subject to the following initial sales charges:

                                                INVESTOR'S
                                              SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
              Less than $  25,000    5.50%        5.82%
 $ 25,000 but less than $  50,000    5.25         5.54
 $ 50,000 but less than $ 100,000    4.75         4.99
 $100,000 but less than $ 250,000    3.75         3.90
 $250,000 but less than $ 500,000    3.00         3.09
$500,000 but less than $1,000,000    2.00         2.04
----------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR

CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B             CLASS C
-----------------------------------------------------------
First                          5%                1%
Second                         4                None
Third                          3                None
Fourth                         3                None
Fifth                          2                None
Sixth                          1                None
Seventh and following       None                None
-----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the Fund's Statement of Additional Information for details.

SOF--07/99                            A- 2

                        AIM SPECIAL OPPORTUNITIES FUNDS

PURCHASING SHARES

MINIMUM INVESTMENTS PER SPECIAL OPPORTUNITIES FUND ACCOUNT

The minimum initial investment for Special Opportunities Fund accounts is $10,000. The minimum subsequent investment is $1,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.
PURCHASE OPTIONS
-

                                OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.    Same
By Mail                         Mail completed Account Application    Mail your check and the remittance
                                and purchase payment to the transfer  slip from your confirmation statement
                                agent,                                to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed Account Application to Call the transfer agent to receive a the transfer agent. Call the transfer reference number. Then, use the wire agent at (800) 959-4246 to receive a  instructions at left.
                                reference number. Then, use the
                                following wire instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M Fund
                                Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the    Mail completed AIM Bank
                                methods described above.              Connection(SM) form to the transfer
                                                                      agent. Once the transfer agent has
                                                                      received the form, call the transfer
                                                                      agent to place your purchase order.
-----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the Special Opportunities Funds by authorizing the Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $1,000. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from your Special Opportunities Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another Special Opportunities Fund is $1,000. The minimum amount you can exchange to any other AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual

                                      A- 3                            SOF--07/99

                        AIM SPECIAL OPPORTUNITIES FUNDS

basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant
By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.
By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3)
                              you do not hold physical share certificates; (4) you can
                              provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the New York Stock
                              Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SOF--07/99                            A- 4

                        AIM SPECIAL OPPORTUNITIES FUNDS

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares, reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange Class A shares you own for AIM Cash Reserve Shares of AIM Money Market Fund.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares of the Special Opportunities Funds for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund; or

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum and maximum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption of) one AIM Fund and into (purchase of) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially

                                      A- 5                            SOF--07/99

                        AIM SPECIAL OPPORTUNITIES FUNDS

disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

SOF--07/99                            A- 6

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             11 Greenway Plaza, Suite
                             100
                             Houston, TX 77046-1173
BY TELEPHONE:                (800) 347-4246
BY E-MAIL:                   general@aimfunds.com
ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

 AIM Small Cap Opportunities Fund
 SEC 1940 Act file number: 811-08697

[AIM LOGO APPEARS HERE]  www.aimfunds.com  SCO-PRO-1    INVEST WITH DISCIPLINE
                                                       --Registered Trademark--

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION



                        AIM LARGE CAP OPPORTUNITIES FUND
                         AIM MID CAP OPPORTUNITIES FUND
                        AIM SMALL CAP OPPORTUNITIES FUND


                              (SERIES PORTFOLIOS OF
                        AIM SPECIAL OPPORTUNITIES FUNDS)






                                11 GREENWAY PLAZA
                                    SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919


                             ----------------------





          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                    AND IT SHOULD BE READ IN CONJUNCTION WITH
                     A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
                 A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE
                      FROM AUTHORIZED DEALERS OR BY WRITING
                            A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON, TX 77210-4739
                          OR BY CALLING (800) 347-4246.


                             ----------------------


          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 27, 1999
        RELATING TO THE AIM LARGE CAP OPPORTUNITIES FUND PROSPECTUS DATED
                              SEPTEMBER 27, 1999,
     THE AIM MID CAP OPPORTUNITIES FUND PROSPECTUS DATED SEPTEMBER 27, 1999 AND THE AIM SMALL CAP OPPORTUNITIES FUND PROSPECTUS DATED SEPTEMBER 27, 1999

                                TABLE OF CONTENTS


                                                                                   PAGE

INTRODUCTION..........................................................................1

GENERAL INFORMATION ABOUT THE TRUST...................................................1
         The Trust and Its Shares.....................................................1

PERFORMANCE...........................................................................3
         Total Return Quotations......................................................4

PORTFOLIO TRANSACTIONS AND BROKERAGE..................................................5
         General Brokerage Policy.....................................................5
         Allocation of Portfolio Transactions.........................................6
         Section 28(e) Standards......................................................6
         Transactions with Regular Brokers............................................7
         Brokerage Commissions Paid...................................................7
         Portfolio Turnover...........................................................7

INVESTMENT STRATEGIES AND RISKS.......................................................8
         Equity Securities............................................................8
         Common Stocks................................................................8
         Preferred Stocks.............................................................8
         Convertible Securities.......................................................9
         Foreign Securities...........................................................9
         Risk Factors Regarding Foreign Securities...................................10
         Foreign Exchange Transactions...............................................10
         Rule 144A Securities........................................................11
         Lending of Portfolio Securities.............................................11
         Repurchase Agreements.......................................................12
         Reverse Repurchase Agreements...............................................12
         Real Estate Investment Trusts...............................................12
         Borrowings and Leverage.....................................................13
         Special Situations..........................................................13
         Investment in Unseasoned Issuers............................................13
         Temporary Defensive Investments.............................................13

HEDGING AND OTHER INVESTMENT TECHNIQUES..............................................14
         Warrants................................................................... 16
         Short Sales.................................................................18

INVESTMENT RESTRICTIONS..............................................................19
         Fundamental Restrictions....................................................19
         Non-fundamental Restrictions................................................21

MANAGEMENT...........................................................................22
         Trustees and Officers.......................................................22
                  Remuneration of Trustees...........................................25
                  AIM Funds Retirement Plan for Eligible Directors/Trustees..........26
                  Deferred Compensation Agreements...................................27
         Investment Advisory and Administrative Services Agreements..................27

THE DISTRIBUTION PLANS...............................................................29
         The Class A and C Plan......................................................29
         The Class B Plan............................................................29


         Both Plans..................................................................29

THE DISTRIBUTOR......................................................................34

SALES CHARGES AND DEALER CONCESSIONS.................................................35

REDUCTIONS IN INITIAL SALES CHARGES..................................................37

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS..........................................41

HOW TO PURCHASE AND REDEEM SHARES....................................................43

NET ASSET VALUE DETERMINATION........................................................43

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.............................................44
         Reinvestment of Dividends and Distributions.................................44
         Tax Matters.................................................................44
         Qualification as a Regulated Investment Company.............................45
         Investment in Foreign Financial Instruments.................................46
         Hedging Transactions........................................................46
         Excise Tax on Regulated Investment Companies................................47
         Fund Distributions..........................................................47
         Sale or Redemption of Shares................................................49
         Foreign Shareholders........................................................49
         Effect of Future Legislation; Local Tax Considerations......................50

SHAREHOLDER INFORMATION..............................................................50

MISCELLANEOUS INFORMATION............................................................52
         Audit Reports...............................................................52
         Legal Matters...............................................................52
         Custodian and Transfer Agent................................................52
         Control Persons and Principal Holders of Securities.........................53
         Other Information...........................................................54

APPENDIX ............................................................................55
         Description of Commercial Paper Ratings.....................................55
         Description of Corporate Bond Ratings.......................................55

FINANCIAL STATEMENTS.................................................................FS

                                  INTRODUCTION

     AIM Special Opportunities Funds (the "Trust") is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a prospectus, dated September 27, 1999, which relates to AIM Large Cap Opportunities Fund ("Large Cap"), a separate prospectus, dated September 27, 1999, which relates to AIM Mid Cap Opportunities Fund ("Mid Cap"), and a separate prospectus, dated September 27, 1999, which relates to AIM Small Cap Opportunities Fund ("Small Cap"). Copies of the Large Cap, Mid Cap and Small Cap prospectuses (each a "Prospectus" and collectively, the "Prospectuses") and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

     This Statement of Additional Information is intended to furnish prospective investors with additional information concerning Large Cap, Mid Cap and Small Cap. Some of the information required to be in this Statement of Additional Information is also included in the Prospectuses, and in order to avoid repetition, reference will be made herein to sections of the Prospectuses. Additionally, the Prospectuses and this Statement of Additional Information omit certain information contained in the Trust's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectuses and this Statement of Additional Information, may be obtained from the SEC by paying the charges described under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE TRUST

THE TRUST AND ITS SHARES

     The Trust is organized as a Delaware business trust pursuant to an Amended and Restated Agreement and Declaration of Trust, dated November 5, 1998, as amended (the "Trust Agreement"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company, and may consist of one or more series portfolios with one or more classes as authorized from time to time by the Board of Trustees. Large Cap, Mid Cap and Small Cap (each a "Fund" and collectively, the "Funds") are series portfolios of the Trust. Under the Trust Agreement, the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust. The Trust was initially created with one series portfolio, Small Cap. The Trust Agreement was amended on August 10, 1998 to create Mid Cap and on July 13, 1999 to create Large Cap.

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption, investors should consult the Prospectuses under the caption "Redeeming Shares."

     The assets received by the Trust from the issue or sale of shares of each of its series of shares and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the appropriate Fund. They constitute the underlying assets of each Fund, are required to be segregated on the Trust's books of account, and are to be charged with the expenses of such Fund and its relative classes. Any general expenses of the Trust not readily identified as belonging to a particular Fund are allocated by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

     Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board of Trustees of the Trust. Each Fund offers three separate classes of shares as follows: Class A shares, Class B shares and Class C shares. Each such class represents interests in the same portfolio of investments but, as further described in the Prospectuses, each such class is subject to differing sales charges and expenses, which differences will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

     Class A shares, Class B shares and Class C shares of the same Fund represent interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class's distribution plan (although shareholders of Class A shares and Class B shareholders of a given Fund must approve any material increase in fees payable with respect to the Class A shares of such Fund under the Class A and C Plan).

     Shareholders of the Funds are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the Class A shares, Class B shares and Class C shares of the Funds. However, on matters affecting one portfolio of the Trust or one class of shares, a separate vote of shareholders of that class is required. Shareholders of a class are not entitled to vote on any matter which does not affect that class but which requires a separate vote of another class. An example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan. When issued, shares of the Funds are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shareholders of the Funds do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

     The term "majority of the outstanding shares" of the Trust, of a particular Fund or a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust or such Fund or such class.

     The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of the Funds will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

     The Trust Agreement provides that the trustees of the Trust shall hold office during the existence of the Trust, except as follows: (a) any trustee may resign or retire; (b) any trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust, or at any time by written instrument signed by at least two-thirds of the trustees and specifying when such removal becomes effective; or (c) any trustee who has died or become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the trustees.

     Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations, however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

     The Trust Agreement further provides that the trustees and officers will not be liable for any act, omission or obligation of the Trust or any trustee or officer. However, nothing in the Trust Agreement protects a trustee or officer against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust. The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, if it is determined that such person acted in good faith and reasonably believed: (1) in the case of conduct in his or her official capacity for the Trust, that his or her conduct was in the Trust's best interests, (2) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests and (3) in a criminal proceeding, that he or she had no reason to believe that his or her conduct was unlawful. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.


                                   PERFORMANCE

     Each Fund's performance may be quoted in advertising in terms of total return. All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Funds' shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Additional performance information is contained in a Fund's Annual Report to Shareholders, which is available upon request and without charge.

     Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN A FUND'S RETURN, INVESTORS SHOULD REALIZE THAT A FUND'S PERFORMANCE IS NOT CONSTANT OVER TIME, BUT CHANGES FROM YEAR TO YEAR, AND THAT AVERAGE ANNUAL RETURNS DO NOT REPRESENT THE ACTUAL YEAR-TO-YEAR PERFORMANCE OF A FUND.

     In addition to average annual returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C contingent deferred sales charge into account. Excluding sales charges from a total return calculation produces a higher total return figure.

     From time to time, A I M Advisors, Inc. ("AIM") or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursements of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

     The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.

     A Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Incorporated and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to the Funds by such monitoring services.

     A Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as the Consumer Price Index ("CPI"), the Standard & Poor's 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

     The CPI, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. Standard & Poor's 500 Stock Index is a group of unmanaged securities widely regarded by investors as representative of the stock market in general. Comparisons assume the reinvestment of dividends. Fixed Price Investments, such as bank certificates of deposits and savings accounts, are generally backed by federal agencies for up to $100,000. Shares of a Fund are not insured and their value will vary with market conditions.

     In addition, a Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events. A Fund's advertising may from time to time include discussions of general economic conditions and interest rates. A Fund's advertising may also include references to the use of the Fund as part of an individual's overall retirement investment program.

     From time to time, the Funds' sales literature and/or advertisements may disclose (i) top holdings included in a Fund's portfolio, (ii) certain selling group members, and/or (iii) certain institutional shareholders.

     From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. These topics include, but are not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

TOTAL RETURN QUOTATIONS

     The standard formula for calculating total return is as follows:
                       n
                 P(1+T) = ERV

         where   P   = a hypothetical initial payment of $1,000.
                 T   = average annual total return (assuming the applicable
                       maximum sales load is deducted at the beginning of the 1, 5 or 10 year periods).
                 n   = number of years.
               ERV   = ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5 or 10 year periods (or fractional portion of such period).

     The average annual total returns of Mid Cap and Small Cap were as follows:

                         CLASS A AVERAGE ANNUAL RETURNS

                                                                     Since
                                                  One Year         Inception*
                                                  --------         ----------

         MID CAP                                  [     %]         [       %]
         SMALL CAP                                [     %]         [       %]

     * The inception dates for the Class A shares of the Funds are December 30, 1998 and June 29, 1998, respectively.


                         CLASS B AVERAGE ANNUAL RETURNS

                                                                     Since
                                                  One Year         Inception*
                                                  --------         ----------

         MID CAP                                     N/A               N/A
         SMALL CAP                                [     %]         [       %]

     * The inception date for Class B shares of Small Cap is July 13, 1998. Class B shares of Mid Cap are not currently available.


                         CLASS C AVERAGE ANNUAL RETURNS

                                                                     Since
                                                  One Year         Inception*
                                                  --------         ----------

         MID CAP                                  [     %]         [       %]
         SMALL CAP                                [     %]         [       %]

     * Inception date for the Class C shares of Small Cap is December 30, 1998. Class C shares of Mid Cap are not currently available.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

     AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

     Some of the securities in which the Funds invest are traded in over-the-counter markets. In such transactions, a Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

     AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

     AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

     The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another AIM Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's Trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS

     As of July 31, 1999, Mid Cap and Small Cap entered into repurchase agreements with the following regular broker, Goldman Sachs & Co., as that term is defined in Rule 10b-1 under the 1940 Act, having the noted market value of
$[    ] and $[    ], respectively.

BROKERAGE COMMISSIONS PAID

     For the fiscal period or year ended July 31, 1999, Mid Cap and Small Cap
paid brokerage commissions of $[    ] and $[    ], respectively. For the fiscal
period or year ended July 31, 1999, AIM allocated certain of Mid Cap and Small Cap's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted
to $[    ] and $[    ], respectively, and the related brokerage commissions were
$[    ].

PORTFOLIO TURNOVER

     Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of each Fund's investment objectives, regardless of the holding period of that security. Under normal market conditions, Mid Cap and Small Cap expect that the portfolio turnover rate will be no more than 150%. Large Cap expects that the portfolio turnover rate will be more than 150%. Higher portfolio turnover involves corresponding greater transaction costs which are borne directly by the Funds, and may increase capital gains which are taxable as ordinary income when distributed to shareholders. Changes in the portfolio holdings are made without regard to whether a sale would result in a profit or loss.]

                         INVESTMENT STRATEGIES AND RISKS

     The following discussion of investment strategies and risks supplements the discussion of the investment strategies and risks set forth in the Prospectus of each Fund under the headings "Investment Objective and Strategies" and "Principal Risks of Investing in the Fund." The investment objectives of Mid Cap and Small Cap are deemed to be fundamental policies and, therefore, unless permitted by law, may not be changed without the approval of a majority of each Fund's outstanding shares (within the meaning of the 1940 Act.) The investment objective of Large Cap is non-fundamental and may be changed without shareholder approval. Each Fund's investment policies, strategies and practices are not fundamental. The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. The Funds have adopted investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" herein. Individuals considering the purchase of shares of the Funds should recognize that there are risks in the ownership of any security and that no assurance can be given that the Funds will achieve their investment objectives.

     The Funds are non-diversified portfolios (as defined in the 1940 Act), which means that each Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified portfolio. (A diversified portfolio may not, with respect to 75% of its total assets, invest more than 5% of its assets in obligations of one issuer.) The Funds intend to satisfy the diversification requirements of the Internal Revenue Code to qualify as a regulated investment company. See "Dividends, Distributions and Tax Matters" herein.

EQUITY SECURITIES

     Each Fund will invest primarily in equity securities. While the Funds may invest in securities of companies of varying market capitalization, it is anticipated that Large Cap will be invested primarily in securities of large capitalization companies, Mid Cap will be invested primarily in securities of medium market capitalization companies, and Small Cap will be invested primarily in securities of small capitalization companies. Small capitalization companies may be in the early stages of development, have limited product lines, markets, or financial resources, and/or lack management depth. These companies may be more impacted by intense competition from larger companies, and the trading market for their securities may be less liquid and more volatile. As a result, investments in small companies involve greater risk than investments in larger, more established companies, and the net asset value of funds that invest in small companies may fluctuate more widely than other funds that do not so invest or stock market indices such as the Dow Jones Industrial Average or the Standard & Poor's 500 Stock Index.

COMMON STOCKS

     The Funds will invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stocks are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

PREFERRED STOCKS

     The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

CONVERTIBLE SECURITIES

     There is no limit as to the percentage of total assets Large Cap may invest in convertible securities. Mid Cap and Small Cap may invest up to 25% of their total assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities requires analysis of both credit and stock market risks. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument and in some instances may be subject to conversion into or exchanged for another security at the option of an issuer. Although the Funds will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, the Funds invest without regard to corporate bond ratings.

FOREIGN SECURITIES

     Each Fund may invest up to 25% of its total assets in foreign securities which may be payable in U.S. or foreign currencies and publicly traded in the United States or abroad. For purposes of computing such limitation, American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. To the extent the Funds invest in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable. For a discussion of the risks pertaining to investments in foreign obligations, see "Risk Factors Regarding Foreign Securities" below.

     ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. Investments by a Fund in securities of foreign corporations may involve considerations and risks that are different in certain respects from an investment in securities of U.S. companies. Such risks include possible imposition of withholding taxes on interest or dividends, possible adoption of foreign governmental restrictions on repatriation of income or capital invested, or other adverse political or economic developments. Additionally, it may be more difficult to enforce the rights of a security holder against a foreign corporation, and information about the operations of foreign corporations may be more difficult to obtain and evaluate.

RISK FACTORS REGARDING FOREIGN SECURITIES

     Investments by the Funds in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.

     Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

     On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.

     Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

     Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

     Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

FOREIGN EXCHANGE TRANSACTIONS

     Each Fund may buy and sell currencies either in the spot (cash) market or in the forward market (through forward contracts generally expiring within one year). The Funds have authority to deal in foreign exchange between currencies of the different countries in which they will invest as a hedge against possible variations in the foreign exchange rate between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of options on futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange-traded futures contracts. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such forward contracts, and it may be difficult to enter into closing transactions with respect to them. The Funds may purchase and sell options on futures contracts or forward contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency. Each Funds' dealings in foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Funds, or the payment of dividends and distributions by the Funds. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. The Funds will not speculate in foreign exchange, nor commit a larger percentage of its total assets to foreign exchange hedges than the percentage of its total assets that it may invest in foreign securities.

     Purchases and sales of foreign securities are usually made with foreign currencies, and consequently each Fund may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot
(cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to a Fund. The Funds attempt to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another, or when U.S. dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Funds from transferring cash out of such countries, and a Fund may be affected either favorably or unfavorably by fluctuations in relative exchange rates while a Fund holds foreign currencies.

RULE 144A SECURITIES

     Each Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Trust's Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction of investing no more than 15% of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that such Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LENDING OF PORTFOLIO SECURITIES

     For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than 33-1/3% of its total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under each Fund's investment program. While the securities are being lent, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. A Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to persons deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during such Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, a Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which a Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and (c) expenses of enforcing its rights. To the extent that the Funds invest to a significant degree in these instruments, their ability to achieve their investment objective may be adversely affected. A repurchase agreement is collateralized by the security acquired by a Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time.

REVERSE REPURCHASE AGREEMENTS

     Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Fund, with an agreement that it will repurchase the securities at an agreed upon price and date. Each Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Each Fund may employ reverse repurchase agreements only in amounts up to 33-1/3% of the value of a Fund's total assets at the time the Fund enters into a reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price. The segregated securities will be marked-to-market, and additional securities will be segregated if necessary to maintain adequate coverage.

REAL ESTATE INVESTMENT TRUSTS

     To the extent consistent with its investment objectives and policies, each Fund may invest in securities issued by real estate investment trusts ("REITs"). Such investments will not exceed 25% of the total assets of each Fund.

     REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both. By investing in REITs indirectly through the Funds, a shareholder will bear not only his/her proportionate share of the expenses of the Funds, but also, indirectly, similar expenses of the REIT.

     To the extent that the Funds have the ability to invest in REITs, the Funds could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

     In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Funds. By investing in REITs indirectly through the Funds, a shareholder will bear not only his/her proportionate share of the expenses of the Funds, but also, indirectly, similar expenses of the REITs.

BORROWINGS AND LEVERAGE

     The Funds may borrow money from banks (including the Funds' custodian bank), subject to the limitations under the 1940 Act. The Funds will limit borrowings and reverse repurchase agreements to an aggregate of 33a% of the Funds' total assets at the time of the transaction.

     The Funds may employ "leverage" by borrowing money and using it to purchase additional securities. Leverage increases both investment opportunity and investment risk. If the investment gains on the securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Funds' shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest on borrowings), or if there are losses, the net asset value of the Funds' shares will decrease faster than would otherwise be the case. The Funds will maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Funds will be required to reduce its borrowing within three days to the extent necessary to satisfy this requirement. To reduce its borrowing, the Fund might be required to sell securities at a disadvantageous time. Interest on money borrowed is an expense the Fund would not otherwise incur, and the Funds may therefore have little or no investment income during periods of substantial borrowings.

SPECIAL SITUATIONS

     Each Fund may invest in "special situations." A special situation arises when, in the opinion of a Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INVESTMENT IN UNSEASONED ISSUERS

     Each Fund may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

TEMPORARY DEFENSIVE INVESTMENTS

     Each Fund may invest, for temporary or defensive purposes, all or substantially all of its assets in corporate bonds, commercial paper, or U.S. Government obligations. In addition, a portion of the Fund's assets may be held, from time to time, in cash, repurchase agreements or other short-term debt securities when such positions are deemed advisable in light of economic or market conditions or for daily cash management purposes. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see the Appendix to this Statement of Additional Information.

                     HEDGING AND OTHER INVESTMENT TECHNIQUES

     The Funds may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities and increases in the cost of securities to be acquired as well as to increase the Funds' return.

     Options. The Funds may write (sell) "covered" put and call options and buy put and call options, including securities index and foreign currency options. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property. A call option is covered if, for example, the Funds own the underlying security covered by the call or, in the case of a call option on an index, holds securities the price changes of which are expected to substantially correlate with the movement of the index. A put option is covered if, for example, the Funds segregate cash or liquid securities with a value equal to the exercise price of the put option.

     Options purchased or written by the Funds may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such options and the securities used as "cover" for such options, unless otherwise indicated, would be considered illiquid securities.

     In some instances in which the Funds have entered into agreements with primary dealers with respect to the over-the-counter options it has written, and such agreements would enable the Funds to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by them, the Funds would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the price of the option exceeds the exercise price.

     The Funds may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Each Fund may use up to 10% of its total assets to purchase put and call options on foreign currencies. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, the writing of an option on foreign currency will constitute a partial hedge, up to the amount of the premium received. Moreover, the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Funds' position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchanges or in the over-the-counter market. As described above, options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

     Options are subject to certain risks, including the risk of imperfect correlation between the option and the Funds' other investments and the risk that there may not be a liquid secondary market for the option when the Funds seek to hedge against adverse market movements. This may cause the Funds to lose the entire premium on purchased options or reduce their ability to effect closing transactions at favorable prices.

     The Funds will not write options if, immediately after such sale, the aggregate value of the securities or obligations underlying the outstanding options exceeds 50% of the Funds' total assets. The Funds will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 25% of the Funds' total assets.

     Each Fund may write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund loses any opportunity to profit from an increase in the market price of the underlying securities, above the exercise price, while the contract is outstanding, except to the extent the premium represents a profit. The Fund also retains the risk of loss if the price of the security declines, although the premium is intended to offset that loss in whole or in part. As long as its obligations under the option continue, a Fund must assume that the call may be exercised at any time and that the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

     Each Fund may enter into a "closing purchase transaction", by purchasing an option identical to the one it has written, and terminate its obligations under the covered call. A Fund will realize a gain (or loss) from a closing purchase transaction if the amount paid to purchase a call option is less (or more) than the premium received upon writing the corresponding call option. Any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund primarily because a price increase of a call option generally reflects an increase in the market price of the securities on which the option is based. In order to sell portfolio securities that cover a call option, a Fund will effect a closing purchase transaction so as to close out any existing covered call option on those securities. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. A liquid secondary market on an exchange may not always exist for any particular option, or at any particular time, and, for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, it will not sell the underlying security until the option expires or until it delivers the underlying security upon exercise.

     Each Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. A Fund may also write put options if it expects a decline in the price of the underlying securities and intends to exercise the option at a price which, offset by the option premium, is less than the current price. The risk of either strategy is that the price of the underlying securities may decline by an amount greater than the premium received.

     The Funds may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Fund is able to enter into a closing purchase transaction, it will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, a Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying securities plus the premiums received from the sale of the option.

     The purchase of put options on securities enables a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Funds may continue to receive interest or dividend income on the security.

     The Funds may write call options on securities or securities indexes for the purpose of providing a partial hedge against a decline in the value of its portfolio securities. The Funds may write put options on securities or securities indexes in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying security at a price below the current market price. If the Funds write an option which expires unexercised or is closed out by the Funds at a profit, they will retain all or part of the premium received for the option, which will increase its gross income. If the price of the underlying security moves adversely to the Funds' position, the option may be exercised and the Funds will be required to sell or purchase the underlying security at a disadvantageous price, or, in the case of index options, delivery an amount of cash, which loss may only be partially offset by the amount of premium received.

     The Funds may also purchase put or call options on securities and securities indexes in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Funds want to purchase at a later date, to hedge their existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance or decline. In the event that the expected changes in interest rates or stock prices occur, the Funds may be able to offset the resulting adverse effect on the Funds by exercising or selling the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise or liquidation of the option. Unless the price of the underlying security or level of the securities index changes by an amount in excess of the premium paid, the option may expire without value to the Funds.

     An option on a securities index, unlike a stock option (which gives the holder the right to purchase or sell a specified stock at a specified price) gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange. Options on indexes of debt securities and other types of securities indexes are not currently available. If such options are introduced and traded on exchanges in the future, the Funds may use them.

     The value of securities index options in any investment strategy depends upon the extent to which price movements in the portion of the underlying securities correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that a Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event a Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

     Each Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of a Fund's overall position. For example, a Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. This technique, called a "collar," enables a Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, a Fund gives up the ability for potentially unlimited profit from the put option. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

WARRANTS

     The Funds may invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors. The investment in warrants by each Fund may not exceed 10% of the value of the Fund's net assets.

     Futures Contracts and Forwards. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of an index future) for a set price in the future. When the contract is entered into, a good faith deposit, known as initial margin, is made with the broker. Subsequent daily payments, known as variation margin, are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are authorized by boards of trade designated as "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). Certain results may be accomplished more quickly, and with lower transaction costs, in the futures market (because of its greater liquidity) than in the cash market.

     A Fund will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. Positions taken in the futures markets are typically liquidated through offsetting transactions, which may result in a gain or a loss, before delivery or cash settlement is required. However, a Fund may close out a position by making or taking delivery of the underlying securities wherever it appears economically advantageous to do so.

     Purchases of options on futures contracts may present less risk than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

     Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although each Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there may not always be a liquid market, and it may not be possible to close a futures position at that time; in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of maintenance margin. Whenever futures positions are used to hedge portfolio securities, however, any increase in the price of the underlying securities held by a Fund may partially or completely offset losses on the futures contracts.

     If a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Fund could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, a Fund could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of engaging in these transactions is to limit the effects of adverse market movements, the attendant expense may cause a Fund's returns to be less than if the transactions had not occurred. Their overall effectiveness, therefore, depends on AIM's accuracy in predicting future changes in interest rate levels or securities price movements, as well as on the expense of engaging in these transactions.

     Each Fund has the ability to short futures.

     The Funds may purchase and sell stock index futures contracts to hedge the value of the portfolio against changes in market conditions. Each Fund may also purchase put and call options on futures contracts and write "covered" put and call options on futures contracts in order to hedge against changes in stock prices. Although the Funds are authorized to invest in futures contracts and related options with respect to non-U.S. instruments, they will limit such investments to those which have been approved by the CFTC for investment by U.S. investors. The Funds may enter into futures contracts and buy and sell related options, provided that the futures contracts and related options investments are made for "bona fide hedging" purposes, as defined under CFTC regulations. No more than 25% of each Fund's total assets will be committed to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on the Funds' investment in options on futures contracts are set forth above under "Options."

     Bona fide Hedging. Each Fund will only enter into options and futures transactions for bona fide hedging purposes. The CFTC has defined bona fide hedging in its Rule 1.3(z) which provides that the transaction must be "economically appropriate to the reduction of risks in the conduct and management of a commercial enterprise." Common uses of financial futures and related options by the Funds that would satisfy the Rule include the following:

     (1) to hedge various pertinent securities market risks (e.g. interest rate movements, and broad based or specific equity or fixed-income market movements);

     (2) to establish a position as a temporary substitute for purchasing or selling particular securities;

     (3) to maintain liquidity while simulating full investment in the securities markets.

SHORT SALES

     The Funds intend from time to time to sell securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Funds do not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Funds must borrow the security from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Funds, to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Funds are required to pay to the broker-dealer the amount of any dividends paid on shares sold short.

     To secure their obligation to deliver to such broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Furthermore, until the Funds replace the borrowed security, they must daily maintain the segregated assets at a level so that (1) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short. As a result of these requirements, the Funds will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

     The Funds are said to have a short position in the securities sold until they deliver to the broker-dealer the securities sold, at which time the Funds receive the proceeds of the sale. The Funds will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

     The amount of each Fund's net assets that will at any time be in the type of deposits described above (that is, collateral deposits or segregated assets) will not exceed 25%. These deposits do not have the effect of limiting the amount of money that the Funds may lose on a short sale, as the Funds' possible losses may exceed the total amount of deposits.

     The Funds will realize a gain if the price of a security declines between the date of the short sale and the date on which the Funds purchase a security to replace the borrowed security. On the other hand, the Funds will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Funds may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the Funds' investment in the security. For example, if a Fund purchases a $10 security, potential loss is limited to $10; however, if a Fund sells a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.

     The Funds may also make short sales "against the box." A short sale is "against the box" to the extent that the Funds contemporaneously own or have the right to obtain securities identical to those sold short without payment of further consideration. Such short sales will also be subject to the limitations on short sale transactions referred to above. Short sales "against the box" result in a "constructive sale" and require the Funds to recognize any taxable gain unless an exception to the constructive sale rule applies.

     In addition to enabling the Funds to hedge against market risk, short sales may afford the Funds an opportunity to earn additional current income to the extent the Funds are able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Funds' short positions remain open. The Funds believe that many broker-dealers will be willing to enter into such arrangements, but there is no assurance that the Funds will be able to enter into such arrangements to the desired degree.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

     Large Cap is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund's outstanding shares:

          (a) the Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (b) the Fund may not borrow money, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (c) the Fund may not issue senior securities, except as may be permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (d) the Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

          (e) the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (f) the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (g) the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions such as futures, contracts and options thereon or investing in securities that are secured by physical commodities.

          (h) the Fund may not make personal loans or loans to persons who control or are under the common control of the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (i) the Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

     The investment restrictions set forth above provide Large Cap with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though Large Cap has this flexibility, the Board of Trustees of the Trust has adopted internal guidelines for the Fund relating to certain of these restrictions which the adviser must follow in managing the Fund. Any changes to these guidelines, which are set forth below, require the approval of the Board of Trustees.

     1. In complying with the diversification restriction set forth in (a), the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
          (ii) the fund would hold more than 10% of the outstanding voting securities of that issuer. The fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM as an investment adviser, subject to the terms and conditions of any exemptive orders issued by the SEC.

     2. In complying with the borrowing restriction set forth in (b), the Fund may borrow money in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment adviser (an "AIM Fund"). The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowing from banks exceed 5% of the Fund's total assets.

     3. In complying with the concentration restriction set forth in (e) above, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

     4. In complying with the lending restrictions set forth in (h) above, the Fund may lend up to 33-1/3% of its total assets and may lend money to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

     5. Notwithstanding the restriction set forth in (i) above, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as the Fund.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

     The following restrictions are fundamental policies that have been adopted by Mid Cap and Small Cap, and, unless permitted by law, they will not be changed without approval of a majority of each Fund's outstanding voting securities.

     Neither Mid Cap nor Small Cap will:

     (1) concentrate its investments; that is, invest 25% or more of the value of its assets in issuers which conduct their business operations in the same industry;

     (2) invest for the purpose of exercising control over or management over a company except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

     (3) act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purposes of the 1933 Act;

     (4) purchase or sell real estate or any interest therein, except that a Fund may, as appropriate and consistent with its investment policies and other investment restrictions, invest in securities of entities secured by real estate or marketable interests therein or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership in such securities;

     (5) purchase or sell commodity contracts, except that a Fund may, as appropriate and consistent with its investment policies and other investment restrictions, enter into futures contracts on securities, securities indices and currency, options on such futures contracts, forward foreign currency exchange contracts, forward commitments and repurchase agreements;

     (6) make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33-1/3% of a Fund's total assets. This restriction does not prevent a Fund from purchasing government obligations, short-term commercial paper, master demand notes, or publicly traded debt, including bonds, notes, debentures, certificates of deposit, bankers acceptances and equipment trust certificates, nor does this restriction apply to loans made under insurance policies, or through entry into repurchase agreements, to the extent they may be viewed as loans; and

     (7) issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings.

     In addition, each of Mid Cap and Small Cap Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.

NON-FUNDAMENTAL RESTRICTIONS

     The following investment restrictions apply to Mid Cap and Small Cap and are not fundamental. They may be changed for either Fund without approval of that Fund's voting securities.

     (1) Neither Mid Cap nor Small Cap will invest more than 15% of its assets in securities considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days.

     (2) Neither Mid Cap nor Small Cap will purchase or retain the securities of any issuer if, to the knowledge of AIM, those officers and Trustees of the Trust, its adviser or distributor owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

     (3) The Trust does not currently intend to invest all of the assets of either Mid Cap or Small Cap in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as that Fund.

     (4) Neither Mid Cap nor Small Cap may invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. Currently, the 1940 Act allows these Funds to invest up to 10% of their total assets in other investment companies.


                                   MANAGEMENT

     The overall management of the business and affairs of the Funds is vested with the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Funds, including the Master Advisory Agreement with AIM, the Master Administrative Services Agreement with AIM, the Master Distribution Agreement with AIM Distributors as the distributor of the shares of the Funds, the Custodian Agreement with State Street Bank and Trust Company as custodian and the Transfer Agency and Service Agreement with A I M Fund Services, Inc. ("AFS"), a wholly owned subsidiary of AIM, as transfer agent. The day-to-day operations of the Funds are delegated to the officers of the Trust and to AIM, subject always to the objectives and policies of the Funds and to the general supervision of the Trust's Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent of AIM. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

TRUSTEES AND OFFICERS

     The trustees and officers of the Trust and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


========================================================================================================================
                                        POSITIONS HELD
  NAME, ADDRESS AND AGE                 WITH REGISTRANT     PRINCIPAL OCCUPATION DURING PAST 5 YEARS
  ---------------------                 ---------------    ----------------------------------------
========================================================================================================================
*CHARLES T. BAUER (80)                  Trustee and         Chairman of the Board of Directors, A I M Management Group
                                        Chairman            Inc.; A I M Advisors, Inc., A I M Capital Management, Inc.,
                                                            A I M Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                            Management Company; and Vice Chairman and Director, AMVESCAP
                                                            PLC.
------------------------------------------------------------------------------------------------------------------------
BRUCE L. CROCKETT (55)                   Trustee            Director, ACE Limited (insurance company). Formerly,
906 Frome Lane                                              Director, President and Chief Executive Officer, COMSAT
McLean, VA 22102                                            Corporation; and Chairman, Board of Governors of INTELSAT
                                                            (international communications company).
========================================================================================================================

----------
* A trustee who is an "interested person" of AIM and the Trust as defined in the 1940 Act.

========================================================================================================================
                                        POSITIONS HELD
  NAME, ADDRESS AND AGE                 WITH REGISTRANT     PRINCIPAL OCCUPATION DURING PAST 5 YEARS
  ---------------------                 ---------------    ----------------------------------------
========================================================================================================================
OWEN DALY II (74)                       Trustee             Director, Cortland Trust Inc. (investment company).
Six Blythewood Road                                         Formerly, Director, CF & I Steel Corp., Monumental Life
Baltimore, MD 21210                                         Insurance Company and Monumental General Insurance Company;
                                                            and Chairman of the Board of Equitable Bancorporation.
------------------------------------------------------------------------------------------------------------------------
EDWARD K. DUNN, JR. (64)                Trustee             Chairman of the Board of Directors, Mercantile Mortgage
2 Hopkins Plaza, 20th Floor                                 Corporation. Formerly, Vice Chairman of the Board of
Baltimore, MD 21201                                         Directors and President, Mercantile-Safe Deposit & Trust
                                                            Co.; and President, Mercantile Bankshares.
------------------------------------------------------------------------------------------------------------------------
JACK FIELDS (47)                        Trustee             Chief Executive Officer, Texana Global, Inc. (foreign
Texana Global, Inc.                                         trading company) and Twenty First Century Group, Inc. (a
8810 Will Clayton Pkwy.                                     governmental affairs company). Formerly, Member of the U.S.
Jetero Plaza, Suite E                                       House of Representatives.
Humble, Texas 77338
------------------------------------------------------------------------------------------------------------------------
**CARL FRISCHLING (62)                  Trustee             Partner, Kramer,  Levin, Naftalis & Frankel LLP (law firm).
919 Third Avenue                                            Formerly Partner, Reid & Priest (law firm).
New York, NY  10022
------------------------------------------------------------------------------------------------------------------------
*ROBERT H. GRAHAM (52)                  Trustee and         Director, President and Chief Executive Officer, A I M
                                        President           Management Group Inc.; Director and President, A I M
                                                            Advisors, Inc.; Director and Senior Vice President, A I M
                                                            Capital Management, Inc., A I M Distributors, Inc., A I M
                                                            Fund Services, Inc. and Fund Management Company; and
                                                            Director, AMVESCAP PLC.
------------------------------------------------------------------------------------------------------------------------
PREMA MATHAI-DAVIS (48)                 Trustee             Chief Executive Officer, YWCA of the U.S.A., Commissioner,
350 Fifth Avenue, Suite 301                                 New York City Department for the Aging; and Member, Board of
New York, NY 10118                                          Directors, Metropolitan Transportation Authority of New York
                                                            State.
------------------------------------------------------------------------------------------------------------------------
LEWIS F. PENNOCK (56)                   Trustee             Attorney in private practice in Houston, Texas.
6363 Woodway, Suite 825
Houston, TX 77057
------------------------------------------------------------------------------------------------------------------------
LOUIS S. SKLAR (59)                     Trustee             Executive Vice President, Development and Operations, Hines
Transco Tower, 50th Floor                                   Interests Limited Partnership (real estate development).
2800 Post Oak Blvd.
Houston, TX  77056
========================================================================================================================

----------
* A trustee who is an "interested person" of AIM and the Trust as defined in the 1940 Act.

** A trustee who is an "interested person" of the Trust as defined in the 1940 Act.

========================================================================================================================
                                        POSITIONS HELD
  NAME, ADDRESS AND AGE                 WITH REGISTRANT     PRINCIPAL OCCUPATION DURING PAST 5 YEARS
  ---------------------                 ---------------    ----------------------------------------
========================================================================================================================
GARY T. CRUM (51)                       Senior Vice         Director and President, A I M Capital Management, Inc.;
                                        President           Director and Senior Vice President, A I M Management Group
                                                            Inc. and A I M Advisors, Inc.; and Director, A I M
                                                            Distributors, Inc. and AMVESCAP PLC.
------------------------------------------------------------------------------------------------------------------------
EDGAR M. LARSEN (58)                    Senior Vice         Vice President, A I M Capital Management, Inc.
                                        President
------------------------------------------------------------------------------------------------------------------------
CAROL F. RELIHAN (44)                   Senior Vice         Director, Senior Vice President, General Counsel and
                                        President           Secretary, A I M Advisors, Inc.; Senior Vice President,
                                        and Secretary       General Counsel and Secretary, A I M Management Group Inc.;
                                                            Director, Vice President and General Counsel, Fund
                                                            Management Company; Vice President and General Counsel, AIM
                                                            Fund Services, Inc.; and Vice President, A I M Capital
                                                            Management, Inc. and A I M Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
DANA R. SUTTON (40)                     Vice President      Vice President and Fund Controller, A I M  Advisors, Inc.;
                                        and Treasurer       and Assistant Vice President and Treasurer, Fund Management
                                                            Company.
------------------------------------------------------------------------------------------------------------------------
MELVILLE B. COX (55)                    Vice President      Vice President and Chief Compliance Officer, A I M Advisors,
                                                            Inc., A I M Capital Management, Inc., A I M Distributors,
                                                            Inc., A I M Fund Services, Inc. and Fund Management Company.
========================================================================================================================

     The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

     The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock, Sklar and Ms. Mathai-Davis. The Audit Committee is responsible for meeting with the Trust's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Trust's fund accounting or its internal accounting controls, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

     The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Sklar (Chairman) and Ms. Mathai-Davis. The Investment Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

     The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Sklar and Ms. Mathai-Davis. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as trustees who are not interested persons as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested trustees, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

     All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM Funds"). All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

Remuneration of Trustees

     Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any Committee attended. Each trustee who is not also an officer of the Trust is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:

============================================================================================
                                                       RETIREMENT
                            AGGREGATE COMPENSATION      BENEFITS
                                   FROM THE             ACCRUED                TOTAL
                                   TRUST(1)            BY ALL AIM           COMPENSATION
     TRUSTEE                                            FUNDS(2)       FROM ALL AIM FUNDS(3)
============================================================================================
Charles T. Bauer              $ [          ]           $        0               $         0
--------------------------------------------------------------------------------------------
Bruce L. Crockett               [          ]               37,485                    96,000
--------------------------------------------------------------------------------------------
Owen Daly II                    [          ]              122,898                    96,000
--------------------------------------------------------------------------------------------
Edward K. Dunn Jr.              [          ]                    0                    78,889
--------------------------------------------------------------------------------------------
Jack Fields                     [          ]               15,826                    95,500
--------------------------------------------------------------------------------------------
Carl Frischling(4)              [          ]               97,971                    95,500
--------------------------------------------------------------------------------------------
Robert H. Graham                [          ]                    0                         0
--------------------------------------------------------------------------------------------
John F. Kroeger(5)              [          ]              107,896                    91,654
--------------------------------------------------------------------------------------------
Prema Mathai-Davis              [          ]                    0                    32,636
--------------------------------------------------------------------------------------------
Lewis F. Pennock                [          ]               45,766                    95,500
--------------------------------------------------------------------------------------------
Ian Robinson(6)                 [          ]               94,442                    94,500
--------------------------------------------------------------------------------------------
Louis S. Sklar                  [          ]               90,232                    95,500
============================================================================================


(1) The total amount of compensation deferred by all Trustees of the Trust during the fiscal year ended July 31, 1999, including interest earned
     thereon, was $[     ].

(2)  During the fiscal year ended July 31, 1999, the total amount of expenses
     allocated to the company in respect of such retirement benefits was $[    ]
     Data reflects compensation for the calendar year ended December 31, 1998.

(3) Each Trustee serves as director or trustee of a total of 12 registered investment companies advised by AIM. Data reflects compensation for the calendar year ended December 31, 1998.

(4)  During the year ended July 31, 1999, Mid Cap and Small Cap, each paid
     $[    ] and $[    ], respectively, in legal fees to Mr. Frischling's law
     firm, Kramer, Levin, Naftalis & Frankel LLP for services rendered.

(5) Mr. Kroeger was a Trustee until June 11, 1998, when he resigned. On that date he became a consultant to the Trust. Of the amount listed above, $12,784.63 was for compensation for services as a Trustee and the remainder as a consultant. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."

(6)  Mr. Robinson was a Trustee until March 12, 1999, when he retired.

AIM Funds Retirement Plan for Eligible Directors/Trustees

     Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each trustee (who is not an employee of any of the AIM Funds, A I M Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible trustee has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the trustee) and based on the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

     Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar and Ms. Mathai-Davis are 11, 11, 0, 1, 21, 20, 16, 11, 8 and 0 years, respectively.

                       ESTIMATED BENEFITS UPON RETIREMENT

                      ===========================================
                         Number of
                         Years of             Annual Retirement
                       Service With        Paid By All Applicable
                       the AIM Funds             AIM Funds
                      ===========================================
                            10                   $ 67,500
                      -------------------------------------------
                             9                   $ 60,750
                      -------------------------------------------
                             8                   $ 54,000
                      -------------------------------------------
                             7                   $ 47,250
                      -------------------------------------------
                             6                   $ 40,500
                      -------------------------------------------
                             5                   $ 33,750
                      ===========================================

Deferred Compensation Agreements

     Messrs. Daly, Dunn, Fields, Frischling, Robinson and Sklar (for purposes of this paragraph only, the "deferring trustees") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the deferring trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten
(10) years (depending on the Agreement) beginning on the date the deferring trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring trustee's termination of service as a trustee of the Trust. If a deferring trustee dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring trustee's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS

     AIM serves as the investment advisor to each Fund pursuant to a Master Investment Advisory Agreement, as amended (the "Master Advisory Agreement"). AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM was organized in 1976, and, together with its subsidiaries, advises or manages approximately 110 investment company portfolios encompassing a broad range of investment objectives. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Certain directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers".

     AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund, and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

     The Trust has entered into the Master Advisory Agreement and a Master Administrative Services Agreement (the "Master Administrative Services Agreement") on behalf of the Funds with AIM.

     Under the terms of the Master Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     The Master Advisory Agreement provides that the Funds will pay or cause to be paid all expenses of the Funds not assumed by AIM, including without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders and all other charges and costs of the Funds' operations unless otherwise explicitly provided.

     The Master Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of a Fund (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the trustees who are not parties to the agreements or "interested persons" of any such party (the "Qualified Trustees") by votes cast in person at a meeting called for such purpose. The Master Advisory Agreement provides that the Board of Trustees of the Trust, a majority of the outstanding voting securities of a Fund or AIM may terminate the agreement on 60 days' written notice without penalty. The agreement terminates automatically in the event of its assignment.

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Funds. Fee waiver or reductions set forth in the Master Advisory Agreement may not be terminated without shareholder approval.

     Pursuant to the Master Advisory Agreement, AIM receives a fee from Large Cap calculated at an annual rate of 1.00% of the first $1 billion of Large Cap's average daily net assets, plus 0.95% of Large Cap's average daily net assets in excess of $1 billion. With respect to Mid Cap, AIM receives a fee calculated at an annual rate of 1.00% of the first $1 billion of Mid Cap's average daily net assets, plus 0.95% of Mid Cap's average daily net assets in excess of $1 billion. With respect to Small Cap, AIM receives a fee calculated at an annual rate of 1.00% of Small Cap's average daily net assets.

     For the fiscal period or year ended July 31, 1999, Mid Cap and Small Cap
paid to AIM $[    ] and $[   ], respectively, in advisory fees net of any
expense limitations (fee waivers). For the fiscal period or year ended July 31, 1999, AIM did not waive any advisory fees for Mid Cap or Small Cap.

     The Master Administrative Services Agreement provides that AIM may perform or arrange for the performance of certain accounting, and shareholder services and other administrative services to the Funds which are not required to be performed by AIM under the Master Advisory Agreement. For such services, AIM would be entitled to receive from a Fund reimbursement of its costs or such reasonable compensation as may be approved by the Trust's Board of Trustees. The Master Administrative Services Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a majority of the outstanding voting securities of a Fund, and (ii) the affirmative vote of a majority of the Qualified Trustees by votes cast in person at a meeting called for such purpose. The Master Administrative Services Agreement will terminate as to a Fund upon the termination of the Master Advisory Agreement with respect to the Fund. The agreement terminates automatically in the event of its assignment.

     In addition, the Transfer Agency and Service Agreement for the Funds provides that AFS, a registered transfer agent and wholly owned subsidiary of AIM, will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the Funds, maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.

     Mid Cap and Small Cap paid AIM $[    ] and $[    ], respectively, as
reimbursement of administrative services costs for the fiscal period or year ended July 31, 1999. For the fiscal period or year ended July 31, 1999, AFS
received an amount of $[    ] and $[    ] for transfer agency and shareholder
services fees with respect to Class A and Class B shares of Mid Cap and Small Cap, respectively.

                             THE DISTRIBUTION PLANS

     THE CLASS A AND C PLAN. The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares pay 0.35% per annum of their daily average net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of the Funds pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

     The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Funds. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of the Funds and who provide continuing personal services to their customers who own Class A and Class C shares of the Funds. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.

     Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Funds, in amounts of up to 0.25% of the average net assets of the Funds attributable to the customers of such dealers or financial institutions, are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. The Class A and C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Funds.

     THE CLASS B PLAN. The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, the Funds pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, the Funds pay a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including, but not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.

     BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: preparing and distributing advertising material and sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

     Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Trust; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide record keeping for and administrative services to 401(k) plans.

     The Trust may also enter into Variable Group Annuity Contractholder Service Agreements ("Variable Contract Agreements") on behalf of a Fund authorizing payments to selected insurance companies offering variable annuity contracts to employers as funding vehicles for retirement plans qualified under Section 401(a) of the Internal Revenue Code. Services provided pursuant to such Variable Contract Agreements may include some or all of the following: answering inquiries regarding a Fund and the Trust; performing sub-accounting; establishing and maintaining Contractholder accounts and records; processing and bunching purchase and redemption transactions; providing periodic statements of contract account balances; forwarding such reports and notices to Contractholders relative to a Fund as deemed necessary; generally, facilitating communications with Contractholders concerning investments in a Fund on behalf of plan participants; and performing such other administrative services as deemed to be necessary or desirable, to the extent permitted by applicable statute, rule or regulation to provide such services.

     Financial intermediaries and any other person entitled to receive compensation for selling shares of a Fund may receive different compensation for selling shares of one particular class over another.

     Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of a Fund during such period at the annual rate of 0.25% of the average daily net asset value of a Fund's shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Funds' shares are held.

     AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Funds.

     Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of a Fund to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Fund and its classes.

     Each Plan provides that no provision of the Plan will be interpreted to prohibit payments during periods when sales of shares of the Funds have been discontinued, suspended or otherwise limited.

     Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

     For the fiscal period or year ended July 31, 1999, with respect to their Class A Shares, Mid Cap and Small Cap paid AIM Distributors under the Plan
$[    ] and $[    ], respectively, or an amount equal to 0.35% and 0.35% of
average daily net assets. For the fiscal period or year ended July 31, 1999, with respect to its Class B Shares, Mid Cap and Small Cap paid AIM Distributors
under the Plan $[    ] and $[    ], respectively, or an amount equal to 1.00%
and 1.00% of average daily net assets. For the fiscal period or year ended
July 31, 1999, with respect to their Class C Shares, Mid Cap and Small Cap paid
AIM Distributors under the Plan $[    ] and $[    ], respectively, or an amount
equal to 1.00% and 1.00% of average daily net assets, respectively.

     An estimate by category of actual fees paid by the following Funds under the Class A and C Plan during the fiscal period or year ended July 31, 1999, were allocated as follows:

                                              MID CAP           SMALL CAP
                                            -----------         ---------
CLASS A

     Advertising                            $ [       ]         $ [       ]

     Printing and mailing                     [       ]           [       ]
     prospectuses, semi-
     annual reports and
     annual reports
     (other than to current
     shareholders)

     Seminars                                 [       ]           [       ]

     Compensation to                          [       ]           [       ]
     Underwriters to partially
     offset other marketing
     expenses

     Compensation to                          [       ]           [       ]
     Dealers including
     finder's fees

     Compensation to                          [       ]           [       ]
     Sales Personnel

     Annual Report Total                      [       ]           [       ]

     An estimate by category of actual fees paid by the following Funds under the Class B Plan during the fiscal period or year ended July 31, 1999, were allocated at follows:

                                              MID CAP            SMALL CAP
                                            -----------         -----------
CLASS B

     Advertising                            $ [       ]         $ [       ]

     Printing and mailing                     [       ]           [       ]
     prospectuses, semi-
     annual reports and
     annual reports
     (other than to current
     shareholders)

     Seminars                                 [       ]           [       ]

     Compensation to                          [       ]           [       ]
     Underwriters to partially
     offset other marketing
     expenses

     Compensation to                          [       ]           [       ]
     Dealers

     Compensation to                          [       ]           [       ]
     Sales Personnel

     Annual Report Totals                     [       ]           [       ]

     An estimate by category of actual fees paid by the following Funds under the Class A and C Plan during the fiscal period or year ended July 31, 1999, were allocated as follows:

                                              MID CAP            SMALL CAP
                                            -----------         -----------
CLASS C

     Advertising                            $ [       ]         $ [       ]

     Printing and mailing                     [       ]           [       ]
     prospectuses, semi-
     annual reports and
     annual reports
     (other than to current
     shareholders)

     Seminars                                 [       ]           [       ]

     Compensation to                          [       ]           [       ]
     Underwriters to partially
     offset other marketing
     expenses

     Compensation to                          [       ]           [       ]
     Dealers including
     finder's fees

     Compensation to                          [       ]           [       ]
     Sales Personnel

     Annual Report Totals                     [       ]           [       ]

     The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

     Both Plans require that the Distribution Agreements provide that AIM Distributors (or dealers of financial institutions who offer and sell Class C shares) will be deemed to have performed all services required to be performed in order to receive an asset-backed sales charge on the average daily net assets attributable to Class B or Class C shares upon settlement of each sale of a Class B or Class C share.

     As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Independent Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each affected class of the Funds and its respective shareholders.

     The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

     Unless the Plans are terminated earlier in accordance with their terms, they continue as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Independent Trustees. The Plans may be terminated with respect to a Class by the vote of a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of such Class of the Funds.

     Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the trustees, including a majority of the Independent Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees. In the event the Class A and C Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid by holders of Class A shares under the Class A and C Plan, the Class B shares of a Fund will no longer convert into Class A shares of the Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of a Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of the Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

     The principal differences between the Class A and C Plan and the Class B Plan are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.35% of average daily net assets of each Fund's Class A shares and up to 1.00% of such assets of each Fund's Class C shares and the Class B Plan allows payments of up to 1.00% of the average daily net assets of the Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan); and
(iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

                                 THE DISTRIBUTOR

     The Trust has entered into distribution arrangements with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as distributor of Class A, Class B and Class C Shares of the Funds. The address of AIM Distributors is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. Certain trustees and officers of the Trust are affiliated with AIM Distributors.

     The Trust has entered into a Master Distribution Agreement with AIM Distributors relating to the Class A and C shares of the Funds and a separate Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Funds. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."

     The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing prospectuses and statements of additional information of the Funds relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any class of the Funds.

     The Distribution Agreements provide AIM Distributors with the exclusive right to distribute Class A, Class B and Class C shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. The Distribution Agreements provide that AIM Distributors (or dealers or financial institutions who offer and sell Class C shares) will be deemed to have performed all services required to be performed in order to receive an asset-backed sales charge on the average daily net assets attributable to Class B or Class C shares upon settlement of each sale of a Class B or Class C share.

     Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Funds at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to dealers through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Funds' average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

     AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve the Funds, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Funds' Class B shares sold by or attributable to the distribution efforts of that distributor.

     AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it from the Funds relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, dealers and institutions will receive on a quarterly basis the full amount payable by the Funds with respect to Class C shares based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

     The Trust (on behalf of any class of the Funds), or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligations of Class B shareholders to pay contingent deferred sales charges.

     From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreement relating to Class B shares in order to finance distribution expenditures in respect of Class B shares.

     For the period or year ended July 31, 1999, the total sales charge paid in
connection with the sale of Class A shares of Mid Cap and Small Cap were $[    ]
and $[    ], respectively, and the amount retained by AIM Distributors was
$[    ] and $[    ], respectively. For the period or year ended July 31, 1999, the contingent deferred sales charges paid by Class A and Class B shareholders was $ 0.


                      SALES CHARGES AND DEALER CONCESSIONS

     CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM European Development Fund, AIM Europe Growth Fund, AIM Global Utilities Fund, AIM Global Growth & Income Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Large Cap Opportunities Fund, AIM Mid Cap Equity Fund, AIM Mid Cap Opportunities Fund, AIM New Pacific Growth Fund, AIM Select Growth Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund and AIM Weingarten Fund.

                                                                                   Dealer
                                                   Investor's Sales Charge      Concession
                                               -----------------------------     ----------
                                                                                   As a
                                                   As a              As a        Percentage
                                                Percentage        Percentage       of the
                                               of the Public      of the Net       Public
          Amount of Investment in                Offering           Amount        Offering
           Single Transaction(1)                   Price           Invested         Price
     --------------------------------          -------------      ----------     ----------

                   Less than $    25,000            5.50%            5.82%          4.75%
     $  25,000 but less than $    50,000            5.25             5.54           4.50
     $  50,000 but less than $   100,000            4.75             4.99           4.00
     $ 100,000 but less than $   250,000            3.75             3.90           3.00
     $ 250,000 but less than $   500,000            3.00             3.09           2.50
     $ 500,000 but less than $ 1,000,000            2.00             2.04           1.60

----------
(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.

         CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Emerging Markets Debt Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global

Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications and Technology Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.

                                                                                   Dealer
                                                   Investor's Sales Charge      Concession
                                               -----------------------------     ----------
                                                                                   As a
                                                   As a              As a        Percentage
                                                Percentage        Percentage       of the
                                               of the Public      of the Net       Public
          Amount of Investment in                Offering           Amount        Offering
             Single Transaction                    Price           Invested         Price
     --------------------------------          -------------      ----------     ----------

                  Less than $    50,000             4.75%            4.99%          4.00%
    $  50,000 but less than $   100,000             4.00             4.17           3.25
    $ 100,000 but less than $   250,000             3.75             3.90           3.00
    $ 250,000 but less than $   500,000             2.50             2.56           2.00
    $ 500,000 but less than $ 1,000,000             2.00             2.04           1.60

     CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                   Dealer
                                                   Investor's Sales Charge      Concession
                                               -----------------------------     ----------
                                                                                   As a
                                                   As a              As a        Percentage
                                                Percentage        Percentage       of the
                                               of the Public      of the Net       Public
          Amount of Investment in                Offering           Amount        Offering
             Single Transaction                    Price           Invested         Price
     --------------------------------          -------------      ----------     ----------

                  Less than $   100,000             1.00%            1.01%          0.75%
    $ 100,000 but less than $   250,000             0.75             0.76           0.50
    $ 250,000 but less than $ 1,000,000             0.50             0.50           0.40

     There is no sales charge on purchases of $1,000,000 or more of Category I, II or III funds; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

     ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

     In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM

Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

     AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

     AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

     AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

     AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.


                       REDUCTIONS IN INITIAL SALES CHARGES

     Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

     The term "purchaser" means:

     o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

     o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

          a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

          b. each transmittal must be accompanied by a single check or wire transfer; and

          c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

     o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under
          Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;

     o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

     o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

     Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

     1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

     Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of

Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

     To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

     2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

     PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

     The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     o    AIM Management and its affiliates, or their clients;

     o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark-- and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

     o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

     o    Purchases through approved fee-based programs;

     o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

     o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

     o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds.

     o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

     o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

     o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds; and

     o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time.

     As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.


                   CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

     Former GT Global funds Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70-1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

     Former GT Global funds Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70-1/2; (3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

     CDSCs will not apply to the following:

     o Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
          Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;
          (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

     o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

     o    Investment account(s) of AIM; and

     o Class C shares where the investor's dealer or record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

     Upon the redemption of shares of funds in sales charge Categories I and II (see "Sales Charges and Dealer Concessions") purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o    Shares held more than 18 months;

     o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o    Private foundations or endowment funds;

     o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

     o Shares acquired by exchange from Class A shares of funds in sales charge Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.

                        HOW TO PURCHASE AND REDEEM SHARES

     A complete description of the manner by which shares of the Funds may be purchased appears in each Prospectus under the caption "Purchasing Shares - How to Purchase Shares."

     The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge set forth herein under the caption "REDUCTIONS IN INITIAL SALES CHARGES - Purchases at Net Asset Value".

     The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

     Net Asset Value /(1 - Sales Charge as % of Offering Price) - Offering Price

     Information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in each Prospectus under the caption "Exchanging Shares."

     Information concerning redemption of the Funds' shares is set forth in each Prospectus under the caption "Redeeming Shares - How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. AIM intends to redeem all shares of the Funds in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

     The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Funds not reasonably practicable.


                          NET ASSET VALUE DETERMINATION

     In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Fund is determined once daily as of the close of trading of the NYSE (generally 4:00 p.m. Eastern Time), on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern
Time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen
(15) minutes after the close of trading on the NYSE will generally be used. The net asset value per share is determined by subtracting the liabilities (e.g., the expenses) of a Fund from its assets and dividing the result by the total number of shares outstanding. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices provided by independent pricing services. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or lacking a last sale, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or for which market quotations are not reflective of fair value are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "Purchasing Shares - How to Purchase Shares," "Redeeming Shares - How to Redeem Shares" and "Pricing of Shares" in each Prospectus.)

     Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

     Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Funds. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of a Fund.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

     Income dividends and capital gains distributions are automatically reinvested in additional shares of the Funds unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Funds and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     Each Fund is treated as a separate association taxable as a corporation. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

     In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation.

     In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test (the "Asset Diversification Test") in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     For purposes of the Asset Diversification Test, the Internal Revenue Service ("IRS") has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange. The IRS has informally suggested, however, that the issuer of certain purchased over-the-counter options may be the writer of such options.

     Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS

     Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of each Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code
Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares.

HEDGING TRANSACTIONS

     Some of the forward foreign currency exchange contracts, options and futures contracts that the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term (taxable at 20% to noncorporate shareholders) and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

     The Funds may engage in certain hedging transactions (such as short sales "against the box") that may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain in the taxable year which includes such date).

     Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to a Fund's hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

     Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales and straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     For purposes of the excise tax, a regulated investment company shall (a) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (b) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

     Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

     Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

     Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Funds currently intend to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, it will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), during the 90-day period beginning on the date which is 45 days before the date on which the stock becomes ex-dividend (during the 180-day period beginning on the date which is 90 days before such date, in the case of certain preferred stock), and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, has granted certain options to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (c) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends received deduction for a corporate shareholder may be disallowed or reduced (a) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund, or (b) by application of Code Section 246(b) which in general limits the dividends received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends received deduction and certain other items).

     Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. For taxable years beginning after 1997, however, certain small corporations are wholly exempt from the AMT.

     Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

     Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another AIM Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

     Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (c) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

     A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     If a shareholder (a) incurs a sales load in acquiring shares of a Fund, (b) disposes of such shares less then 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another Fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and return of capital distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gains.

     If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on [September 27, 1999]. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                             SHAREHOLDER INFORMATION

     This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

     TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

     SHARE CERTIFICATES. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

     SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

     Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

     Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

     TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

     EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

     By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

     REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

     SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE

Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

     DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

     For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

     Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

     Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

     Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.


                            MISCELLANEOUS INFORMATION

AUDIT REPORTS

     The Board of Trustees will issue semi-annual reports of the financial statements of the Funds to the shareholders. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG LLP, 700 Louisiana, Houston, Texas 77002, currently serves as the auditors of each Fund.

LEGAL MATTERS

     Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

CUSTODIAN AND TRANSFER AGENT

     State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc., a wholly owned subsidiary of AIM, P.O. Box 4739, Houston, Texas 77210-4739 ("AFS" or the "Transfer Agent"), acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

     Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for purchases of the Funds.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered into an agreement with the Trust (and certain other AIM Funds), First Data Investor Service Group and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Funds.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of July 1, 1999, the trustees and officers of the Trust, as a group, owned less than 1% of all classes of outstanding shares of the Trust. To the best knowledge of the Trust, the name and addresses of the holders of 5% or more of the outstanding shares of each class of the Trust's equity securities as of July 1, 1999, and the percentage of the outstanding shares held by such holders are set forth below:

                                                                                                   Percentage
                                       Name and Address                  Percentage Owned        Owned of Record
Fund                                      of Owner                          of Record*           and Beneficially
---------------------------    ----------------------------------        ----------------        ----------------

AIM Mid Cap                    A I M Advisors, Inc.                              34.34%                 -0-
Opportunities Fund -           Attn: David Hessel
Class A Shares                 11 Greenway Plaza, Suite 1919
                               Houston, TX 77046

                               W. Gary Littlepage and Melinda L.                   -0-                15.74%
                               Littlepage Ten In Common
                               4623 Banning Dr.
                               Houston, TX 77027

                               Charles T. Bauer                                    -0-                13.27%
                               c/o AIM Management Group Inc.
                               11 Greenway Plaza, Suite 100
                               Houston, TX 77046

                               CFP Holdings Ltd (Partnership)                     6.07%                 -0-
                               Attn: Gary Crum
                               11 Greenway Plaza, Suite 1919
                               Houston, TX 77046

AIM Small Cap                  Merrill Lynch Pierce Fenner & Smith                7.69%                 -0-
Opportunities Fund -           FBO The Sole Benefit of Customers
Class A Shares                 Attn: Fund Administration
                               4800 Deer Lake Dr., East 2nd Floor
                               Jacksonville, FL 32246

AIM Small Cap                  Merrill Lynch Pierce Fenner & Smith               22.55%                 -0-
Opportunities Fund -           FBO The Sole Benefit of Customers
Class B Shares                 Attn: Fund Administration
                               4800 Deer Lake Dr., East 2nd Floor
                               Jacksonville, FL 32246


----------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                                   Percentage
                                       Name and Address                  Percentage Owned        Owned of Record
Fund                                      of Owner                          of Record*           and Beneficially
---------------------------    ----------------------------------        ----------------        ----------------

AIM Small Cap                  Merrill Lynch Pierce Fenner & Smith            19.19%                   -0-
Opportunities Fund -           FBO The Sole Benefit of Customers
Class C Shares                 Attn: Fund Administration
                               4800 Deer Lake Dr., East 2nd Floor
                               Jacksonville, FL 32246


     AIM, 11 Greenway Plaza, Suite 100, Houston, Texas, 77046, has provided the initial capitalization of Large Cap and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of Large Cap. Although Large Cap expects the sale of its shares to the public pursuant to its Prospectus will promptly reduce the percentage of such shares owned by AIM, as long as AIM owns over 25% of the shares of Large Cap that are outstanding, it may be presumed to be in "control" of Large Cap, as defined in the 1940 Act.

OTHER INFORMATION

         Each Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered pursuant to the Prospectuses. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.


----------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                    APPENDIX

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS


STANDARD & POOR'S

     Commercial paper rated by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well-established, and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's Commercial Paper is rated A-1 or A-2. A-1 indicates the degree of safety regarding time of payment is very strong. A-2 indicates that the capacity for timely payment is strong, but that the relative degree of safety is not as overwhelming as for issues designated A-1.

MOODY'S

     Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or Prime-2.


                      DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR'S

     AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

MOODY'S

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                              FINANCIAL STATEMENTS



                                       FS

                        AIM MID CAP OPPORTUNITIES FUND
                           UNAUDITED FINANCIALS FOR
                       THE PERIOD ENDED JANUARY 31, 1999



SCHEDULE OF INVESTMENTS

JANUARY 31, 1999
(UNAUDITED)

                                                     MARKET
                                         SHARES      VALUE
COMMON STOCKS-77.74%

AEROSPACE/DEFENSE-0.64%

Gulfstream Aerospace Corp.(a)                200   $   11,000
-------------------------------------------------------------

AIRLINES-0.86%

COMAIR Holdings Inc.                         400       14,675
-------------------------------------------------------------

BANKS (REGIONAL)-2.40%

Bank United Corp.-Class A                    300       12,000
-------------------------------------------------------------
First Tennessee National Corp.               400       14,625
-------------------------------------------------------------
National Commerce Bancorporation             700       14,305
-------------------------------------------------------------
                                                       40,930
-------------------------------------------------------------

BEVERAGES (ALCOHOLIC)-0.75%

Adolph Coors Co.                             200       12,812
-------------------------------------------------------------

BIOTECHNOLOGY-0.58%

Biogen, Inc.(a)                              100        9,825
-------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-1.59%

Heftel Broadcasting Corp.(a)                 200        9,125
-------------------------------------------------------------
Univision Communications Inc.(a)             400       18,000
-------------------------------------------------------------
                                                       27,125
-------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.00%

ADC Telecommunications, Inc.(a)              200        7,963
-------------------------------------------------------------
Comverse Technology, Inc.(a)                 200       16,800
-------------------------------------------------------------
ECI Telecommunications Ltd.                  200        8,675
-------------------------------------------------------------
General Instrument Corp.(a)                  500       17,750
-------------------------------------------------------------
                                                       51,188
-------------------------------------------------------------

COMPUTERS (HARDWARE)-1.10%

Apple Computer, Inc.(a)                      100        4,119
-------------------------------------------------------------
NCR Corp.(a)                                 300       14,625
-------------------------------------------------------------
                                                       18,744
-------------------------------------------------------------

COMPUTERS (NETWORKING)-0.59%

FORE Systems, Inc.(a)                        600       10,087
-------------------------------------------------------------

COMPUTERS (PERIPHERALS)-4.32%

Adaptec, Inc.(a)                             400        9,250
-------------------------------------------------------------
Jabil Circuit, Inc.(a)                       200       14,288
-------------------------------------------------------------
Lexmark International Group, Inc.(a)         200       22,625
-------------------------------------------------------------
QLogic Corp.(a)                              200       27,575
-------------------------------------------------------------
                                                       73,738
-------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-13.37%

Advanced Fibre Communications, Inc.(a)       500        5,906
-------------------------------------------------------------
Allaire Corp.(a)                             500       25,688
-------------------------------------------------------------
America Online, Inc.                         200       35,150
-------------------------------------------------------------
American Management Systems, Inc.(a)         400       14,675
-------------------------------------------------------------

                                                     MARKET
                                         SHARES      VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Check Point Software Technologies Ltd.(a)    200   $    9,700
-------------------------------------------------------------
Citrix Systems, Inc.(a)                      200       18,125
-------------------------------------------------------------
Complete Business Solutions, Inc.(a)         400       12,000
-------------------------------------------------------------
Concord EFS, Inc.(a)                         200        8,125
-------------------------------------------------------------
Electronic Arts, Inc.(a)                     300       12,646
-------------------------------------------------------------
Electronics for Imaging, Inc.(a)             300       10,800
-------------------------------------------------------------
Gemstar International Group Ltd.(a)          100        5,788
-------------------------------------------------------------
Informix Corp.(a)                            900        9,844
-------------------------------------------------------------
Macromedia, Inc.(a)                          400       14,025
-------------------------------------------------------------
Novell, Inc.(a)                              500       10,188
-------------------------------------------------------------
Rational Software Corp.(a)                   200        6,612
-------------------------------------------------------------
USWeb Corp.(a)                               400       12,200
-------------------------------------------------------------
VERITAS Software Corp.(a)                    200       16,725
-------------------------------------------------------------
                                                      228,197
-------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.35%

Tut Systems, Inc.(a)                         400       23,000
-------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.74%

Patterson Dental Co.(a)                      300       12,712
-------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.30%

American Power Conversion Corp.(a)           100        5,112
-------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-1.35%

Perkin-Elmer Corp.                            50        4,753
-------------------------------------------------------------
Waters Corp.(a)                              200       18,200
-------------------------------------------------------------
                                                       22,953
-------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-4.05%

Flextronics International Ltd.(a)            200        8,475
-------------------------------------------------------------
Level One Communications, Inc.(a)            400       15,800
-------------------------------------------------------------
Micrel, Inc.(a)                              400       19,700
-------------------------------------------------------------
PMC-Sierra, Inc.(a)                          200       14,862
-------------------------------------------------------------
Vitesse Semiconductor Corp.(a)               200       10,338
-------------------------------------------------------------
                                                       69,175
-------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.41%

FINOVA Group, Inc.                           300       18,075
-------------------------------------------------------------
SEI Investments Co.                          200       23,025
-------------------------------------------------------------
                                                       41,100
-------------------------------------------------------------

FOODS-0.56%

Flowers Industries, Inc.                     400        9,625
-------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-0.90%

Allergan, Inc.                               200       15,375
-------------------------------------------------------------

                                                     MARKET
                                         SHARES      VALUE
HEALTH CARE (DRUGS-GENERIC & OTHER)-2.38%

MedImmune, Inc.(a)                           450   $   22,275
-------------------------------------------------------------
Mylan Laboratories, Inc.                     600       18,300
-------------------------------------------------------------
                                                       40,575
-------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-1.56%

Express Scripts, Inc.-Class A(a)             200       13,150
-------------------------------------------------------------
PacifiCare Health Systems, Inc.-Class
  B(a)                                       100        7,075
-------------------------------------------------------------
Trigon Healthcare, Inc.(a)                   200        6,388
-------------------------------------------------------------
                                                       26,613
-------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-2.12%

Bausch & Lomb Inc.                           100        6,138
-------------------------------------------------------------
Henry Schein, Inc.(a)                        200        8,412
-------------------------------------------------------------
Safeskin Corp.(a)                            400        9,350
-------------------------------------------------------------
VISX, Inc.(a)                                200       12,200
-------------------------------------------------------------
                                                       36,100
-------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.72%

Omnicare, Inc.                               400       12,250
-------------------------------------------------------------

HOMEBUILDING-0.76%

Centex Corp.                                 300       12,955
-------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.91%

AFLAC Inc.                                   200        8,575
-------------------------------------------------------------
Protective Life Corp.                        200        6,913
-------------------------------------------------------------
                                                       15,488
-------------------------------------------------------------

INVESTMENT MANAGEMENT-1.02%

Federated Investors, Inc.-Class B            900       17,438
-------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.91%

Harley-Davidson, Inc.                        300       15,600
-------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.65%

Applied Power, Inc.-Class A                  300       11,100
-------------------------------------------------------------

RESTAURANTS-2.45%

Brinker International, Inc.(a)               400       11,000
-------------------------------------------------------------
CKE Restaurants, Inc.                        400        9,500
-------------------------------------------------------------
Papa John's International, Inc.(a)           400       16,275
-------------------------------------------------------------
Sonic Corp.(a)                               200        5,050
-------------------------------------------------------------
                                                       41,825
-------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.85%

CompUSA, Inc.(a)                             300        3,788
-------------------------------------------------------------
Tandy Corp.                                  200       10,800
-------------------------------------------------------------
                                                       14,588
-------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.79%

Kohl's Corp.(a)                              200       13,550
-------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.77%

Dollar Tree Stores, Inc.                     100        4,319
-------------------------------------------------------------

                                                     MARKET
                                         SHARES      VALUE
RETAIL (DISCOUNTERS)-(CONTINUED)

99 Cents Only Stores(a)                      200   $    8,875
-------------------------------------------------------------
                                                       13,194
-------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.23%

Micro Warehouse, Inc.(a)                     100        3,900
-------------------------------------------------------------

RETAIL (SPECIALTY)-3.26%

General Nutrition Companies, Inc.(a)         500        8,062
-------------------------------------------------------------
Hollywood Entertainment Corp.(a)             400       13,525
-------------------------------------------------------------
Linens 'N Things, Inc.(a)                    300       11,063
-------------------------------------------------------------
Tiffany & Co.                                400       23,050
-------------------------------------------------------------
                                                       55,700
-------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-5.27%

Abercrombie & Fitch Co.-Class A(a)           200       15,350
-------------------------------------------------------------
American Eagle Outfitters, Inc.(a)           300       20,512
-------------------------------------------------------------
AnnTaylor Stores Corp.(a)                    400       15,500
-------------------------------------------------------------
Intimate Brands, Inc.                        300       11,963
-------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)               500       14,813
-------------------------------------------------------------
TJX Companies, Inc.                          400       11,825
-------------------------------------------------------------
                                                       89,963
-------------------------------------------------------------

SAVINGS & LOAN COMPANIES-2.47%

Astoria Financial Corp.                      300       13,725
-------------------------------------------------------------
Dime Bancorp, Inc.                           500       12,125
-------------------------------------------------------------
GreenPoint Financial Corp.                   500       16,375
-------------------------------------------------------------
                                                       42,225
-------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.63%

CMGI Inc.(a)                                 100       12,200
-------------------------------------------------------------
Lamar Advertising Co.(a)                     400       15,700
-------------------------------------------------------------
                                                       27,900
-------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.86%

Galileo International, Inc.                  300       14,700
-------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-2.57%

CIBER, Inc.(a)                               400       11,000
-------------------------------------------------------------
Insight Enterprises, Inc.(a)                 400       20,000
-------------------------------------------------------------
Keane, Inc.(a)                               400       12,900
-------------------------------------------------------------
                                                       43,900
-------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.73%

Affiliated Computer Services, Inc.(a)        100        4,825
-------------------------------------------------------------
CSG Systems International, Inc.(a)           200       14,975
-------------------------------------------------------------
Fiserv, Inc.(a)                              200        9,788
-------------------------------------------------------------
                                                       29,588
-------------------------------------------------------------

SPECIALTY PRINTING-0.60%

Valassis Communications, Inc.(a)             200       10,225
-------------------------------------------------------------

                                                     MARKET
                                         SHARES      VALUE
TEXTILES (APPAREL)-2.37%

Gucci Group N.V.-ADR-New York shares         200   $   13,763
-------------------------------------------------------------
Jones Apparel Group, Inc.(a)                 400       12,500
--------------------------------------------------------------
Tommy Hilfiger Corp.(a)                      200       14,150
-------------------------------------------------------------
                                                       40,413
-------------------------------------------------------------
    Total Common Stocks (Cost $1,289,083)          $1,327,163
-------------------------------------------------------------

OPTIONS PURCHASED-0.67%

                           NUMBER
                             OF       EXERCISE   EXPIRATION
                          CONTRACTS    PRICE        DATE
CALLS-0.67%

BIOTECHNOLOGY-0.27%

AMEX Biotech Index            500         200     Mar-99        4,625
---------------------------------------------------------------------

COMPUTERS (NETWORKING)-0.12%

FORE Systems, Inc.            200       17.50     Apr-99          500
---------------------------------------------------------------------
FORE Systems, Inc.            900          20     Apr-99        1,463
---------------------------------------------------------------------
                                                                1,963
---------------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.02%

Iomega Corp.                2,000          10     Feb-99          312
---------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.26%

Baxter International
  Inc.                      1,600          70     Feb-99        4,500
---------------------------------------------------------------------
    Total Options Purchased
      (Cost $12,178)                                          $11,400
---------------------------------------------------------------------

                                        PRINCIPAL     MARKET
                                         AMOUNT       VALUE
GOVERNMENT AGENCY OBLIGATIONS-31.34%

Federal Home Loan Discount Notes,
  4.62%, 02/01/99                       $535,000    $  535,000
--------------------------------------------------------------
TOTAL INVESTMENTS-109.75%                            1,873,563
--------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS-(9.75)%                 (166,446)
--------------------------------------------------------------
NET ASSETS-100.00%                                  $1,707,117
==============================================================

SECURITIES SOLD SHORT(b)

JANUARY 31, 1999
(UNAUDITED)

                                            SHARES
                                             SOLD    MARKET
                                            SHORT     VALUE

SECURITIES SOLD SHORT
Advanced Micro Devices, Inc.                 200     $ 4,588
------------------------------------------------------------
ANADIGICS, Inc.                              400       7,050
------------------------------------------------------------
Dollar General Corp.                         200       4,988
------------------------------------------------------------
HEALTHSOUTH Corp.                            900      12,206
------------------------------------------------------------
I2 Technologies, Inc.                        500      17,437
------------------------------------------------------------
J.D. Edwards & Co.                           200       4,062
------------------------------------------------------------
Ocular Sciences, Inc.                        200       4,625
------------------------------------------------------------
Shared Medical Systems Corp.                 100       4,700
------------------------------------------------------------
United Assets Management Corp.               300       6,975
------------------------------------------------------------
                                                     $66,631
============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Collateral on short sales was segregated by the Fund in the amount of $119,878 which represents 179.91% of market value of securities sold short.

Abbreviation:

ADR - American Depositary Receipt

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 1999
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $1,836,261)                                  $1,873,563
---------------------------------------------------------
Cash                                               18,965
---------------------------------------------------------
Receivables for:
  Investments sold                                 11,799
---------------------------------------------------------
  Investments sold short                           64,413
---------------------------------------------------------
  Fund shares sold                                 25,690
---------------------------------------------------------
  Receivable due from advisor                       1,063
---------------------------------------------------------
    Total assets                                1,995,493
---------------------------------------------------------

LIABILITIES:

Payables for investments purchased                218,784
---------------------------------------------------------
Market value of securities sold short
  (proceeds from sales $64,413)                    66,631
---------------------------------------------------------
Accrued administrative services fees                2,000
---------------------------------------------------------
Accrued distribution fees                             372
---------------------------------------------------------
Accrued trustees' fees                                 70
---------------------------------------------------------
Accrued transfer agent fees                            63
---------------------------------------------------------
Accrued operating expenses                            456
---------------------------------------------------------
    Total liabilities                             288,376
---------------------------------------------------------
Net assets applicable to shares outstanding    $1,707,117
=========================================================

NET ASSETS:

Class A                                        $1,707,117
=========================================================
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:
Class A                                           156,473
=========================================================
Class A:
  Net asset value and redemption price per
    share                                      $    10.91
=========================================================
  Offering price per share:
    (Net asset value of $10.91
     divided by / 94.50%)                      $    11.54
=========================================================

STATEMENT OF OPERATIONS

FOR THE PERIOD DECEMBER 30, 1998 (DATE OPERATIONS COMMENCED) THROUGH JANUARY 31, 1999
(UNAUDITED)

INVESTMENT INCOME:

Interest                                        $  3,452
--------------------------------------------------------

EXPENSES:

Advisory fees                                      1,090
--------------------------------------------------------
Administrative services fees                       2,000
--------------------------------------------------------
Legal fees                                           528
--------------------------------------------------------
Custodian fees                                     1,464
--------------------------------------------------------
Transfer agent fees-Class A                           69
--------------------------------------------------------
Trustees' fees                                        70
--------------------------------------------------------
Distribution fees-Class A                            382
--------------------------------------------------------
Other                                                  9
--------------------------------------------------------
    Total expenses                                 5,612
--------------------------------------------------------
Less: Expenses paid indirectly                    (1,464)
--------------------------------------------------------
    Fees waived and reimbursed by advisor         (2,153)
--------------------------------------------------------
    Net expenses                                   1,995
--------------------------------------------------------
Net investment income                              1,457
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                           95,375
--------------------------------------------------------
  Securities sold short                             (228)
--------------------------------------------------------
                                                  95,147
--------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                           37,302
--------------------------------------------------------
  Securities sold short                           (2,218)
--------------------------------------------------------
                                                  35,084
--------------------------------------------------------
    Net gain from investment securities and
       securities sold short                     130,231
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                    $131,688
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD DECEMBER 30, 1998 (DATE OPERATIONS COMMENCED) THROUGH JANUARY 31, 1999
(UNAUDITED)

OPERATIONS:

  Net investment income                                       $    1,457
------------------------------------------------------------------------
  Net realized gain from investment securities and
    securities sold short                                         95,147
------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and
    securities sold short                                         35,084
------------------------------------------------------------------------
    Net increase in net assets resulting from operations         131,688
------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      1,575,429
------------------------------------------------------------------------
    Net increase in net assets                                 1,707,117
------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                 --
------------------------------------------------------------------------
  End of period                                               $1,707,117
========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,575,429
------------------------------------------------------------------------
  Undistributed net investment income                              1,457
------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and securities sold short                                     95,147
------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    securities sold short                                         35,084
------------------------------------------------------------------------
                                                              $1,707,117
========================================================================

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1999
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Opportunities Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two investment portfolios. The Fund commenced operations on December 30, 1998. The Fund currently offers Class A shares to employees of AIM Management Group Inc., AMVESCAP PLC and their affiliates, and to any current or retired officer, director or trustee of The AIM Family of Funds. Class B and Class C shares of the Fund are not currently available. Class A shares are sold with a front-end sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between the last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. Accounting for Securities Sold Short -- When the Fund sells common stock short, an amount equal to the proceeds of the sale is recorded as an asset. This asset is offset by a liability (representing the borrowed security) recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations discussed in section "A" above. The Fund's risk is that the value of the security will increase rather than decline and thus an unrealized loss will be recorded. When the Fund closes out a short position by delivering the stock sold short, the Fund will realize a gain or loss and the liability related to such short position will be eliminated. The Fund is required to segregate cash or securities as collateral at a level that is equal to the current market value of the securities sold short to secure its obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The amount segregated as collateral deposits will not at anytime exceed 25% of the Fund's net assets.
C. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income, dividend expense on short sales and distributions to shareholders are recorded on the ex-dividend date.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Call Options -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
     An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.
     The Fund will not write options if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 50% of the total assets of the Fund.
F. Put Options -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options' underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedge. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. The Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 25% of the Fund's total assets.
G. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 1% of the Fund's average daily net assets for the first $1 billion of net assets and 0.95% of the Fund's average daily net assets above $1 billion. During the period December 30, 1998 (date operations commenced) through January 31, 1999, AIM waived fees and reimbursed expenses of $2,153.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the period December 30, 1998 (date operations commenced) through January 31, 1999, AIM was reimbursed $2,000 for such services.
  The Fund, pursuant to a transfer agency and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency shareholder services to the Fund. During the period December 30, 1998 (date operations commenced) through January 31, 1999, AFS was paid $44 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. As of January 31, 1999, Class B and Class C Shares are not currently available. During the period December 30, 1998 (date operations commenced) through January 31, 1999, Class A paid AIM Distributors $382 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.

NOTE 3-INDIRECT EXPENSES

During the period December 30, 1998 (date operations commenced) through January 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $1 and $1,463, respectively under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,464 during the period December 30, 1998 (date operations commenced) through January 31, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $240,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period December 30, 1998 (date operations commenced) through January 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.06% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period December 30, 1998 (date operations commenced) through January 31, 1999 was $1,406,282 and $209,452, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of January 31, 1999 is as follows:

Aggregate unrealized appreciation of:
  Investment securities                         $ 76,775
--------------------------------------------------------
  Securities sold short                            2,196
--------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                          (39,473)
--------------------------------------------------------
  Securities sold short                           (4,414)
--------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    $ 35,084
========================================================

Investments have the same cost for tax and financial statement purposes.

Proceeds from securities sold short for tax purposes is the same.

NOTE 7-SHARE INFORMATION

Changes in shares Class A outstanding during the period December 30, 1998 (date operations commenced) through January 31, 1999 are as follows:

                                                              SHARES      AMOUNT
                                                              -------   ----------
Sold                                                          161,518   $1,625,429
----------------------------------------------------------------------------------
Reacquired                                                     (5,045)     (50,000)
----------------------------------------------------------------------------------
                                                              156,473   $1,575,429
==================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during the period December 30, 1998 (date operations commenced) through January 31, 1999.

Net asset value, beginning of period                          $  10.00
------------------------------------------------------------  --------
Income from investment operations:
  Net investment income                                           0.01
------------------------------------------------------------  --------
  Net gains on securities (both realized and unrealized)          0.90
------------------------------------------------------------  --------
    Total from investment operations                              0.91
------------------------------------------------------------  --------
Net asset value, end of period                                $  10.91
============================================================  ========
Total return(a)                                                   9.10%
============================================================  ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  1,707
============================================================  ========
Ratio of expenses to average net assets:
  Excluding indirect expenses(b)                                  1.83%(c)
============================================================  ========
  Including indirect expenses                                     3.17%(c)
============================================================  ========
Ratio of net investment income to average net assets(d)           1.34%(c)
============================================================  ========
Portfolio turnover rate                                             29%
============================================================  ========

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 3.80% (annualized).
(c) Ratios are annualized and based on average net assets of $1,243,607.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income(loss) to average net assets prior to fee waivers and/or expense reimbursements was (0.64)% (annualized).

                        AIM SMALL CAP OPPORTUNITIES FUND
                            UNAUDITED FINANCIALS FOR
                       THE PERIOD ENDED JANUARY 31, 1999


SCHEDULE OF INVESTMENTS

January 31, 1999
(Unaudited)

                                                  MARKET
                                  SHARES          VALUE
COMMON STOCKS-107.52%
AIR FREIGHT-0.59%
Atlas Air, Inc.(a)                   33,000   $    1,697,438
------------------------------------------------------------
AIRLINES-0.57%
COMAIR Holdings, Inc.                45,000        1,650,938
------------------------------------------------------------
AUTO PARTS & EQUIPMENT-0.77%
Midas, Inc.                          65,000        2,205,938
------------------------------------------------------------
BANKS (REGIONAL)-5.22%
Bank United Corp.-Class A            51,500        2,060,000
------------------------------------------------------------
Centennial Bancorp(a)               104,500        1,724,250
------------------------------------------------------------
Centura Banks, Inc.                  20,000        1,410,000
------------------------------------------------------------
CCB Financial Corp.                  30,000        1,631,250
------------------------------------------------------------
Community First Bankshares,
  Inc.                               85,000        1,652,188
------------------------------------------------------------
First Virginia Banks, Inc.           46,000        2,173,500
------------------------------------------------------------
Golden State Bancorp, Inc.(a)        72,000        1,345,500
------------------------------------------------------------
Southwest Bancorporation of Texas,
  Inc.(a)      50,000                                662,500
------------------------------------------------------------
Sterling Bancshares, Inc.            70,000          778,750
------------------------------------------------------------
Trustmark Corp.                      75,000        1,575,000
------------------------------------------------------------
                                                  15,012,938
------------------------------------------------------------
BEVERAGES (ALCOHOLIC)-0.84%
Adolph Coors Co.                     37,500        2,402,344
------------------------------------------------------------
BROADCASTING (TELEVISION, RADIO & CABLE)-0.85%
Emmis Broadcasting Corp.-Class
  A(a)                               47,500        2,434,375
------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-4.43%
Comverse Technology, Inc.(a)         37,000        3,108,000
------------------------------------------------------------
Dycom Industries, Inc.(a)            57,450        2,244,141
------------------------------------------------------------
Harmonic Lightwaves, Inc.(a)         75,000        1,837,500
------------------------------------------------------------
Periphonics Corp.(a)                200,000        2,625,000
------------------------------------------------------------
REMEC, Inc.(a)                       75,000        1,500,000
------------------------------------------------------------
VideoServer, Inc.(a)                 90,000        1,406,250
------------------------------------------------------------
                                                  12,720,891
------------------------------------------------------------
COMPUTERS (PERIPHERALS)-3.63%
Jabil Circuit, Inc.(a)               45,000        3,214,688
------------------------------------------------------------
Network Appliance, Inc.(a)           30,000        1,590,000
------------------------------------------------------------
QLogic Corp.(a)                      10,000        1,378,750
------------------------------------------------------------
SMART Modular Technologies,
  Inc.(a)                            75,000        1,537,500
------------------------------------------------------------
Xircom, Inc.(a)                      60,000        2,715,000
------------------------------------------------------------
                                                  10,435,938
------------------------------------------------------------
COMPUTERS (SOFTWARE & SERVICES)-17.21%
Advanced Fibre Communications,
  Inc.(a)                            75,000          885,938
------------------------------------------------------------
Allaire Corp.(a)                     32,000        1,644,000
------------------------------------------------------------

                                                  MARKET
                                  SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)
American Management Systems,
  Inc.(a)                            70,000   $    2,568,125
------------------------------------------------------------
Axent Technologies, Inc.(a)          62,000        2,108,000
------------------------------------------------------------
Business Objects S.A.-ADR(a)
  (France)                           50,000        1,725,000
------------------------------------------------------------
Check Point Software
  Technologies Ltd. (Israel)         57,500        2,788,750
------------------------------------------------------------
Completed Business Solutions,
  Inc.(a)                            40,000        1,200,000
------------------------------------------------------------
Computer Management Sciences,
  Inc.(a)                           125,000        1,945,313
------------------------------------------------------------
Concord EFS, Inc.(a)                 56,000        2,275,000
------------------------------------------------------------
Concur Technologies, Inc.(a)         35,000        1,102,500
------------------------------------------------------------
EarthLink Network, Inc.(a)           10,000          798,750
------------------------------------------------------------
Gemstar International Group
  Ltd.(a)                            15,000          868,125
------------------------------------------------------------
InfoCure Corp.(a)                    58,500        2,106,000
------------------------------------------------------------
Informix Corp.(a)                   150,000        1,640,625
------------------------------------------------------------
InfoSpace.com, Inc.(a)               30,000        1,725,000
------------------------------------------------------------
Macromedia, Inc.(a)                  70,000        2,454,375
------------------------------------------------------------
Medical Manager Corp.(a)             45,000        1,563,750
------------------------------------------------------------
Mercury Interactive Corp.(a)         20,000        1,262,500
------------------------------------------------------------
MindSpring Enterprises,
  Inc.(a)                            15,000        1,530,000
------------------------------------------------------------
QRS Corp.(a)                         35,000        1,750,000
------------------------------------------------------------
QuadraMed Corp.(a)                  100,000        2,837,500
------------------------------------------------------------
Rational Software Corp.(a)           95,000        3,140,938
------------------------------------------------------------
Secure Computing Corp.(a)            80,000        1,895,000
------------------------------------------------------------
Structural Dynamics Research
  Corp.(a)                          125,000        2,468,750
------------------------------------------------------------
USWeb Corp.(a)                      100,000        3,050,000
------------------------------------------------------------
Verity, Inc.(a)                      50,000        1,700,000
------------------------------------------------------------
Wind River Systems(a)                13,400          442,200
------------------------------------------------------------
                                                  49,476,139
------------------------------------------------------------
CONSUMER (JEWELRY, NOVELTIES, & GIFTS)-0.47%
Fossil, Inc.(a)                      45,000        1,334,531
------------------------------------------------------------
CONSUMER FINANCE-0.42%
Doral Financial Corp.                60,000        1,201,875
------------------------------------------------------------
DISTRIBUTORS (FOOD &
  HEALTH)-1.03%
Patterson Dental Co.(a)              70,000        2,966,250
------------------------------------------------------------
ELECTRONICS (DEFENSE)-0.55%
Aeroflex Inc.(a)                     90,000        1,591,875
------------------------------------------------------------
ELECTRONICS (SEMICONDUCTORS)-6.02%
Applied Micro Circuits
  Corp.(a)                           30,000        1,260,000
------------------------------------------------------------
Flextronics International Ltd.       60,000        2,542,500
------------------------------------------------------------
Level One Communications,
  Inc.(a)                            65,000        2,567,500
------------------------------------------------------------
Microchip Technology, Inc.(a)        55,000        1,588,125
------------------------------------------------------------
PMC-Sierra, Inc.(a)                  25,000        1,857,813
------------------------------------------------------------

                                                  MARKET
                                  SHARES          VALUE
ELECTRONICS (SEMICONDUCTORS)-(CONTINUED)
RF Micro Devices, Inc.(a)            50,000   $    3,618,750
------------------------------------------------------------
Semtech Corp.(a)                     35,000        1,251,250
------------------------------------------------------------
Sipex Corp.(a)                       50,000        1,337,500
------------------------------------------------------------
TranSwitch Corp.(a)                  32,500        1,275,625
------------------------------------------------------------
                                                  17,299,063
------------------------------------------------------------
FINANCIAL (DIVERSIFIED)-1.92%
ARM Financial Group,
  Inc.-Class A                       70,000        1,290,625
------------------------------------------------------------
NCO Group, Inc.(a)                   55,000        1,938,750
------------------------------------------------------------
SEI Investments Co.                  20,000        2,302,500
------------------------------------------------------------
                                                   5,531,875
------------------------------------------------------------
HEALTH CARE (DIVERSIFIED)-0.59%
IVAX Corp.(a)                       125,000        1,695,313
------------------------------------------------------------
HEALTH CARE (DRUGS-GENERIC & OTHER)-4.69%
Alpharma, Inc.-Class A              100,000        3,462,500
------------------------------------------------------------
Anesta Corp.(a)                     100,000        2,843,750
------------------------------------------------------------
Barr Laboratories, Inc.(a)           50,000        1,971,875
------------------------------------------------------------
Inhale Therapeutic Systems,
  Inc.(a)                            50,000        1,668,750
------------------------------------------------------------
Jones Pharma, Inc.                   66,400        2,116,500
------------------------------------------------------------
Medicis Pharmaceutical
  Corp.-Class A(a)                   20,000        1,422,500
------------------------------------------------------------
                                                  13,485,875
------------------------------------------------------------
HEALTH CARE (MANAGED CARE)-1.14%
Express Scripts, Inc.-Class
  A(a)                               50,000        3,287,500
------------------------------------------------------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-8.50%
Biomatrix, Inc.(a)                   40,000        2,415,000
------------------------------------------------------------
CardioThoracic Systems,
  Inc.(a)                            31,000          298,375
------------------------------------------------------------
Colorado MEDtech, Inc.(a)           125,000        1,625,000
------------------------------------------------------------
Heartport, Inc.(a)                  250,000        1,953,125
------------------------------------------------------------
MiniMed, Inc.(a)                    100,000        1,086,250
------------------------------------------------------------
Osteotech, Inc.(a)                   70,000        3,640,000
------------------------------------------------------------
Perclose, Inc.(a)                    40,000        1,650,000
------------------------------------------------------------
PSS World Medical, Inc.(a)           10,000        1,562,500
------------------------------------------------------------
ResMed, Inc.(a)                      20,000          985,000
------------------------------------------------------------
SangStat Medical Corp.(a)           100,000        2,759,375
------------------------------------------------------------
VISX, Inc.(a)                        53,000        3,233,000
------------------------------------------------------------
Xomed Surgical Products,
  Inc.(a)                            89,500        3,210,813
------------------------------------------------------------
                                                  24,418,438
------------------------------------------------------------
HEALTH CARE (SPECIALIZED SERVICES)-4.01%
First Consulting Group,
  Inc.(a)                           100,000        2,162,500
------------------------------------------------------------
Hooper Holmes, Inc.                  82,000        2,378,000
------------------------------------------------------------
Renal Care Group, Inc.(a)            75,000        2,325,000
------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                           40,000        1,665,000
------------------------------------------------------------
Techne Corp.(a)                      75,000        1,893,750
------------------------------------------------------------

                                                  MARKET
                                  SHARES          VALUE
HEALTH CARE (SPECIALIZED SERVICES)-(CONTINUED)
Veterinary Centers of America,
  Inc.(a)                            59,900   $    1,093,175
------------------------------------------------------------
                                                  11,517,425
------------------------------------------------------------
INSURANCE (LIFE/HEALTH)-0.37%
Penn Treaty American Corp.(a)        45,000        1,063,125
------------------------------------------------------------
INSURANCE (MULTI-LINE)-0.38%
Alfa Corp.                           50,000        1,100,000
------------------------------------------------------------
INSURANCE (PROPERTY-CASUALTY)-0.34%
HCC Insurance Holdings, Inc.         50,000          971,875
------------------------------------------------------------
INVESTMENT BANKING/BROKERAGE-0.70%
EVEREN Capital Corp.                 83,000        2,023,125
------------------------------------------------------------
INVESTMENT MANAGEMENT-0.84%
Federated Investors,
  Inc.-Class B                      125,000        2,421,875
------------------------------------------------------------
LEISURE TIME (PRODUCTS)-2.06%
Acclaim Entertainment, Inc.(a)      150,000        1,387,500
------------------------------------------------------------
JAKKS Pacific, Inc.(a)              175,000        2,800,000
------------------------------------------------------------
THQ, Inc.(a)                         70,000        1,741,250
------------------------------------------------------------
                                                   5,928,750
------------------------------------------------------------
MANUFACTURING (SPECIALIZED)-1.16%
Superior TeleCom Inc.                75,000        3,318,750
------------------------------------------------------------
OFFICE EQUIPMENT &
  SUPPLIES-0.55%
School Specialty, Inc.(a)            65,000        1,568,125
------------------------------------------------------------
OIL & GAS (DRILLING & EQUIPMENT)-0.43%
Cal Dive International,
  Inc.(a)                            80,000        1,240,000
------------------------------------------------------------
PERSONAL CARE-1.10%
D & K Healthcare Resources,
  Inc.(a)                            50,000        1,237,500
------------------------------------------------------------
NBTY, Inc.(a)                       325,000        1,909,375
------------------------------------------------------------
                                                   3,146,875
------------------------------------------------------------
PUBLISHING-0.49%
Scholastic Corp.(a)                  25,000        1,415,625
------------------------------------------------------------
RESTAURANTS-4.53%
Brinker International, Inc.(a)       50,000        1,375,000
------------------------------------------------------------
CKE Restaurants, Inc.                49,500        1,175,625
------------------------------------------------------------
Foodmaker, Inc.(a)                   75,000        1,734,375
------------------------------------------------------------
O'Charley's Inc.(a)                 145,000        2,011,875
------------------------------------------------------------
Papa John's International,
  Inc.(a)                            40,000        1,627,500
------------------------------------------------------------
Sonic Corp.(a)                      130,000        3,282,500
------------------------------------------------------------
Taco Cabana-Class A(a)              200,000        1,812,500
------------------------------------------------------------
                                                  13,019,375
------------------------------------------------------------
RETAIL (COMPUTERS & ELECTRONICS)-1.21%
CDW Computer Centers, Inc.(a)        27,000        2,392,875
------------------------------------------------------------

                                                  MARKET
                                  SHARES          VALUE
RETAIL (COMPUTERS & ELECTRONICS)-(CONTINUED)
CompUSA, Inc.(a)                     85,000   $    1,073,125
------------------------------------------------------------
                                                   3,466,000
------------------------------------------------------------
RETAIL (DISCOUNTERS)-0.77%
99 Cents Only Stores(a)              50,000        2,218,750
------------------------------------------------------------
RETAIL (DRUG STORES)-0.67%
Longs Drug Stores Corp.              50,000        1,915,625
------------------------------------------------------------
RETAIL (HOME SHOPPING)-0.88%
Micro Warehouse, Inc.(a)             65,000        2,535,000
------------------------------------------------------------
RETAIL (SPECIALTY)-4.22%
CSK Auto Corp.(a)                    80,000        2,700,000
------------------------------------------------------------
General Nutrition Companies,
  Inc.(a)                           150,000        2,418,750
------------------------------------------------------------
Hollywood Entertainment
  Corp.(a)                           32,000        1,082,000
------------------------------------------------------------
Linens 'N Things, Inc.(a)            65,000        2,396,875
------------------------------------------------------------
O'Reilly Automotive, Inc.(a)         32,000        1,588,000
------------------------------------------------------------
Rent-A-Center, Inc.(a)               60,000        1,935,000
------------------------------------------------------------
                                                  12,120,625
------------------------------------------------------------
RETAIL (SPECIALTY-APPAREL)-5.57%
American Eagle Outfitters,
  Inc.(a)                            50,000        3,418,750
------------------------------------------------------------
Ann Taylor Stores Corp.(a)           80,000        3,100,000
------------------------------------------------------------
Bebe Stores, Inc.(a)                 65,000        2,348,125
------------------------------------------------------------
Chico's Fas, Inc.(a)                120,100        3,753,125
------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)       73,600        2,180,400
------------------------------------------------------------
Urban Outfitters, Inc.(a)            75,000        1,223,437
------------------------------------------------------------
                                                  16,023,837
------------------------------------------------------------
SERVICES (ADVERTISING/MARKETING)-2.49%
Abacus Direct Corp.(a)               25,000        1,262,500
------------------------------------------------------------
ACNielsen Corp.(a)                   70,000        1,601,250
------------------------------------------------------------
CMGI Inc.(a)                         16,000        1,952,000
------------------------------------------------------------
Lamar Advertising Co.(a)             60,000        2,355,000
------------------------------------------------------------
                                                   7,170,750
------------------------------------------------------------
SERVICES (COMMERCIAL & CONSUMER)-1.95%
Championship Auto Racing Teams,
  Inc.(a)       60,000                             1,620,000
------------------------------------------------------------
G & K Services, Inc.-Class A         20,000        1,095,000
------------------------------------------------------------
Regis Corp.                          70,000        2,887,500
------------------------------------------------------------
                                                   5,602,500
------------------------------------------------------------
SERVICES (COMPUTER SYSTEMS)-1.62%
Insight Enterprises, Inc.(a)         50,000        1,543,750
------------------------------------------------------------
Sykes Enterprises, Inc.(a)           62,500        3,125,000
------------------------------------------------------------
                                                   4,668,750
------------------------------------------------------------
SERVICES (DATA PROCESSING)-4.33%
CSG Systems International,
  Inc.(a)                            35,000        2,620,625
------------------------------------------------------------
FactSet Research Systems, Inc.       40,000        2,960,000
------------------------------------------------------------

                                                  MARKET
                                  SHARES          VALUE
SERVICES (DATA PROCESSING)-(CONTINUED)
Fair, Issac, and Company, Inc.       50,000   $    2,525,000
------------------------------------------------------------
MedQuist, Inc.(a)                    70,000        2,423,750
------------------------------------------------------------
National Computer Systems,
  Inc.                               50,000        1,912,500
------------------------------------------------------------
                                                  12,441,875
------------------------------------------------------------
SERVICES (EMPLOYMENT)-0.54%
Data Processing Resources
  Corp.(a)                           65,000        1,560,000
------------------------------------------------------------
SERVICES (FACILITIES & ENVIRONMENTAL)-1.12%
Cornell Corrections, Inc.(a)         75,000        1,471,875
------------------------------------------------------------
Tetra Tech, Inc.(a)                  71,250        1,745,625
------------------------------------------------------------
                                                   3,217,500
------------------------------------------------------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.90%
Metro One Telecommunications,
  Inc.(a)                           140,000        2,590,000
------------------------------------------------------------
TELECOMMUNICATIONS (LONG DISTANCE)-1.63%
Global Crossing Ltd.
  (Bermuda)(a)                       62,500        3,304,681
------------------------------------------------------------
Viatel, Inc.                         75,000        1,368,750
------------------------------------------------------------
                                                   4,673,431
------------------------------------------------------------
TELEPHONE-0.78%
GeoTel Communications Corp.(a)       57,500        2,246,094
------------------------------------------------------------
TEXTILES (APPAREL)-1.61%
Quicksilver, Inc.(a)                 75,100        2,525,238
------------------------------------------------------------
Tarrant Apparel Group(a)             50,000        2,100,000
------------------------------------------------------------
                                                   4,625,238
------------------------------------------------------------
TEXTILES (SPECIALTY)-0.45%
Happy Kids, Inc.(a)                 105,000        1,286,250
------------------------------------------------------------
WASTE MANAGEMENT-0.38%
KTI, Inc.(a)                         48,800        1,079,700
------------------------------------------------------------
    Total Common Stocks (Cost
    $239,621,385)                                309,026,384
------------------------------------------------------------

                         NUMBER
                           OF       EXERCISE   EXPIRATION     MARKET
                        CONTRACTS    PRICE        DATE        VALUE
OPTIONS PURCHASED-1.59%
CALLS-1.39%
Amex Biotech Index          995          200       Mar-99      920,375
----------------------------------------------------------------------
Baxter International
  Inc. (Health
  Care-Medical
  Products & Supplies)    2,800           70       Feb-99      787,500
----------------------------------------------------------------------
Fore Systems, Inc.        1,000        17.50       Apr-99      250,000
(Computers-Networking)    2,280           20       Apr-99      370,500
----------------------------------------------------------------------
Iomega Corp.
  (Computers-Peripherals)   5,500         10       Feb-99       85,938
----------------------------------------------------------------------
KBW Banks Index              35          825       Mar-99      139,563
                             65          850       Mar-99      182,812
----------------------------------------------------------------------
Rational Software Co.
  (Computers-Software
    & Services)           2,000           30       Apr-99    1,150,000
----------------------------------------------------------------------

                         NUMBER
                           OF       EXERCISE   EXPIRATION     MARKET
                        CONTRACTS    PRICE        DATE        VALUE
CALLS-(CONTINUED)
SunRise Assisted
  Living, Inc.
  (Healthcare-Medical
    Products &
    Supplies)             1,000           45       Feb-99   $  106,250
----------------------------------------------------------------------
                                                             3,992,938
----------------------------------------------------------------------
PUTS-0.20%
Lernout & Hasupie Speech Products N.V.
  (Services-Commercial
  & Consumer)             1,000           40       Feb-99      587,500
----------------------------------------------------------------------
S & P 500 Index             125          925       Feb-99        1,562
----------------------------------------------------------------------
                                                               589,062
----------------------------------------------------------------------
Total Options Purchased (Premiums
  paid $4,897,554)                                           4,582,000
----------------------------------------------------------------------

                                    SHARES
WARRANTS-0.44%
BANKS (REGIONAL)-0.44%
Golden State Bancorp, Litigation
  Warrants, expiring 01/01/01
  (Cost $1,471,875)                 300,000       1,265,625
-----------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT
REPURCHASE AGREEMENT-2.42%(b)
Dean Witter Reynolds, Inc.,
  4.78%, 02/01/99(c)              $6,965,025      6,965,025
-----------------------------------------------------------
TOTAL INVESTMENTS-111.97%                       321,839,034
-----------------------------------------------------------
LIABILITIES LESS OTHER ASSETS-(11.97)%          (34,404,609)
-----------------------------------------------------------
NET ASSETS-100.00%                             $287,434,425
-----------------------------------------------------------

                                     SHARES
                                      SOLD       MARKET
                                      SHORT       VALUE
SECURITIES SOLD SHORT(d)
Adobe Systems, Inc.                   35,000   $ 1,671,250
----------------------------------------------------------
Advanced Micro Devices, Inc.          45,000     1,032,187
----------------------------------------------------------
Anadigics, Inc.                       75,100     1,323,637
----------------------------------------------------------
Beckman Coulter Inc.                  25,000     1,246,875
----------------------------------------------------------
Brite Voice Systems, Inc.             56,100       561,000
----------------------------------------------------------
CONMED Corp.                          30,000       982,500
----------------------------------------------------------
Dollar General Corp.                  55,000     1,371,563
----------------------------------------------------------
Duane Reade, Inc.                     11,000       330,000
----------------------------------------------------------
J. D. Edwards & Co.                   50,000     1,015,625
----------------------------------------------------------
Enhance Financial Service Group
  Inc.                                50,000     1,250,000
----------------------------------------------------------
Harmon Industries, Inc.               30,000       675,000
----------------------------------------------------------
HEALTHSOUTH Corp.                    150,000     2,034,375
----------------------------------------------------------
HealthCare Financial Partners, Inc.   10,000       308,125
----------------------------------------------------------
IDEC Pharmaceuticals Corp.            15,000       757,500
----------------------------------------------------------
Information Management Resources,
  Inc.                                45,000     1,141,875
----------------------------------------------------------
InterVoice, Inc.                      40,000       437,500
----------------------------------------------------------
I2 Technologies, Inc.                 50,000     1,743,750
----------------------------------------------------------
King Pharmaceuticals, Inc.            70,500     1,700,813
----------------------------------------------------------
Lernout & Hasupie Speech Products
  N.V.                                10,000       355,000
----------------------------------------------------------
Ocular Sciences, Inc.                  7,200       166,500
----------------------------------------------------------
ProBusiness Services, Inc.            15,000       541,875
----------------------------------------------------------
Profit Recovery Group
  International, Inc.                 35,000     1,207,500
----------------------------------------------------------
Stryker Corp.                         37,500     1,739,064
----------------------------------------------------------
Tenet Healthcare Corp.                50,000     1,046,875
----------------------------------------------------------
United Asset Management Corp.         50,000     1,162,500
----------------------------------------------------------
WestPoint Stevens, Inc.               75,000     1,994,531
----------------------------------------------------------
Whole Foods Market, Inc.              19,500       625,218
----------------------------------------------------------
                                               $28,422,638
----------------------------------------------------------

---------------

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Collateral on repurchase agreements, include the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 01/29/99 with a maturing value of $300,119,500. Collateralized by $304,204,000 U.S. Treasury obligations, 0% due 02/04/99 to 02/20/07 with an aggregate market value at 01/31/99 of $306,000,685.
(d) Collateral on short sales was segregated by the Fund in the amount of $30,194,093 which represents 106.23% of market value of securities sold short.

Abbreviation:

ADR - American Depositary Receipt

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 1999
(UNAUDITED)

ASSETS:
Investments, at market value (cost
  $252,955,839)                              $321,839,034
---------------------------------------------------------
Cash                                            3,727,497
---------------------------------------------------------
Receivables for:
  Investments sold                              2,597,413
---------------------------------------------------------
  Investments sold short                       27,276,177
---------------------------------------------------------
  Fund shares sold                              1,630,084
---------------------------------------------------------
  Dividends and interest                            7,462
---------------------------------------------------------
Investment for deferred compensation plan           2,835
---------------------------------------------------------
Other assets                                      587,295
---------------------------------------------------------
    Total assets                              357,667,797
---------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                        10,224,141
---------------------------------------------------------
  Fund shares reacquired                          761,613
---------------------------------------------------------
  Deferred compensation plan                        2,835
---------------------------------------------------------
  Loans                                        30,000,000
---------------------------------------------------------
Market value of securities sold short
  (proceeds from sales $27,276,177)            28,422,638
---------------------------------------------------------
Options written (premiums received
  $287,128)                                       257,109
---------------------------------------------------------
Accrued advisory fees                             236,298
---------------------------------------------------------
Accrued distribution fees                         156,544
---------------------------------------------------------
Accrued trustees' fees                                842
---------------------------------------------------------
Accrued transfer agent fees                        30,983
---------------------------------------------------------
Accrued operating expenses                        140,369
---------------------------------------------------------
    Total liabilities                          70,233,372
---------------------------------------------------------
Net assets applicable to shares outstanding  $287,434,425
---------------------------------------------------------
NET ASSETS:
Class A                                      $165,174,376
---------------------------------------------------------
Class B                                      $121,535,734
---------------------------------------------------------
Class C                                      $    724,315
---------------------------------------------------------
SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:
Class A                                        13,577,596
---------------------------------------------------------
Class B                                        10,028,884
---------------------------------------------------------
Class C                                            59,762
---------------------------------------------------------
Class A:
  Net asset value and redemption price per
    share                                    $      12.17
---------------------------------------------------------
  Offering price per share:
    (Net asset value of
      $12.17 divided by 94.50%)              $      12.88
---------------------------------------------------------
Class B:
  Net asset value and offering price per
    share                                    $      12.12
---------------------------------------------------------
Class C:
  Net asset value and offering price per
    share                                    $      12.12
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 1999
(UNAUDITED)

INVESTMENT INCOME:
Interest                                     $    750,743
---------------------------------------------------------
Dividends                                         167,362
---------------------------------------------------------
    Total investment income                       918,105
---------------------------------------------------------
EXPENSES:
Advisory fees                                   1,106,069
---------------------------------------------------------
Administrative services fees                       64,128
---------------------------------------------------------
Custodian fees                                     26,908
---------------------------------------------------------
Interest expense                                  177,922
---------------------------------------------------------
Transfer agent fees-Class A                       102,102
---------------------------------------------------------
Transfer agent fees-Class B                        87,822
---------------------------------------------------------
Transfer agent fees-Class C                           153
---------------------------------------------------------
Trustees' fees                                      4,636
---------------------------------------------------------
Distribution fees-Class A                         220,826
---------------------------------------------------------
Distribution fees-Class B                         474,873
---------------------------------------------------------
Distribution fees-Class C                             263
---------------------------------------------------------
Other                                             184,711
---------------------------------------------------------
    Total expenses                              2,450,413
---------------------------------------------------------
Less: Expenses paid indirectly                    (12,413)
---------------------------------------------------------
    Net expenses                                2,438,000
---------------------------------------------------------
Net investment income (loss)                   (1,519,895)
---------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, SECURITIES SOLD
  SHORT, FUTURES AND OPTION CONTRACTS:
Net realized gain (loss) from:
  Futures contracts                            (6,060,564)
---------------------------------------------------------
  Investment securities                       (11,502,276)
---------------------------------------------------------
  Securities sold short                         1,182,572
---------------------------------------------------------
  Option contracts                             (1,740,866)
---------------------------------------------------------
                                              (18,121,134)
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        73,186,912
---------------------------------------------------------
  Securities sold short                        (1,223,603)
---------------------------------------------------------
  Futures contracts                             3,348,202
---------------------------------------------------------
  Option contracts                               (252,753)
---------------------------------------------------------
                                               75,058,758
---------------------------------------------------------
    Net gain from investment securities,
       securities sold short, futures and
       option contracts                        56,937,624
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $ 55,417,729
---------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 1999 AND THE PERIOD JUNE 29, 1998 (DATE OPERATIONS COMMENCED) THROUGH JULY 31, 1998
(UNAUDITED)

                                                              JANUARY 31,      JULY 31,
                                                                  1999           1998
                                                              ------------   ------------
OPERATIONS:
  Net investment income (loss)                                $ (1,519,895)  $    148,549
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                           (18,121,134)     1,217,379
-----------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, securities sold short, futures and option
    contracts                                                   75,058,758     (7,292,005)
-----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                55,417,729     (5,926,077)
-----------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                         (102,771)            --
-----------------------------------------------------------------------------------------
  Class B                                                          (48,776)            --
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       25,668,581    110,724,862
-----------------------------------------------------------------------------------------
  Class B                                                       13,966,004     86,925,398
-----------------------------------------------------------------------------------------
  Class C                                                          709,475             --
-----------------------------------------------------------------------------------------
    Net increase in net assets                                  95,610,242    191,724,183
-----------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                          191,824,183        100,000
-----------------------------------------------------------------------------------------
  End of period                                                287,434,425    191,824,183
-----------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Shares of beneficial interest                               $238,091,945   $197,747,885
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                    (1,520,518)       150,924
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, securities sold short, futures and option
    contracts                                                  (16,903,755)     1,217,379
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, securities sold short, futures and option
    contracts                                                   67,766,753     (7,292,005)
-----------------------------------------------------------------------------------------
                                                              $287,434,425   $191,824,183
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1999
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Opportunities Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two investment portfolios. The Fund commenced operations on June 29, 1998. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between the last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Accounting for Securities Sold Short -- When the Fund sells common stock short, an amount equal to the proceeds of the sale is recorded as an asset. This asset is offset by a liability (representing the borrowed security) recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations discussed in section "A". The Fund's risk is that the value of the security will increase rather than decline and thus an unrealized loss will be recorded. When the Fund closes out a short position by delivering the stock sold short, the Fund will realize a gain or loss and the liability related to such short position will be eliminated. The Fund is required to segregate cash or securities as collateral at a level that is equal to the current market value of the securities sold short to secure its obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The amount segregated as collateral deposits will not at any time exceed 25% of the Fund's net assets.
C. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income, dividend expense on short sales and distributions to shareholders are recorded on the ex-dividend date.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Call Options -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
     An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.
     The Fund will not write options if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 50% of the total assets of the Fund.
F. Put Options -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options' underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedge. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. The Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 25% of the Fund's total assets.
G. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the Fund's portfolio being hedged.
H. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 1% of the Fund's average daily net assets.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended January 31, 1999, AIM was reimbursed $64,128 for such services.
  The Fund, pursuant to a transfer agency and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency shareholder services to the Fund. During the six months ended January 31, 1999, AFS was paid $97,764 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the period ended January 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $220,826, $474,873, and $263, respectively, as compensation under the Plans.

  AIM Distributors received commissions of $126,592 from sales of the Class A shares of the Fund during the six months ended January 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1998, AIM Distributors received $8,758 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS. During the six months ended January 31, 1999, the Fund paid legal fees of $686 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the six months ended January 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $1,223 and $11,190, respectively under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $12,413 during the six months ended January 31, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $240,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the six months ended January 31, 1999, the maximum amount outstanding during the period was $35,000,000 while borrowings averaged $7,092,391 per day with a weighted average interest rate of 4.98%. Interest expense for the period ended January 31, 1999, was $177,922. The funds which are parties to the line of credit are charged a commitment fee of 0.06% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended January 31, 1999 was $373,158,274 and $209,358,890, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of January 31, 1999 is as follows:

Aggregate unrealized appreciation of:
  Investment securities                       $75,188,543
---------------------------------------------------------
  Securities sold short                         1,336,074
---------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                        (7,361,935)
---------------------------------------------------------
  Securities sold short                        (2,482,535)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                  $66,680,147
---------------------------------------------------------
Cost of investments for tax purposes is $254,012,426.
Proceeds from securities sold short for tax purposes is
the same for tax and financial reporting purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended January 31, 1999 and the period June 29, 1998 (date operations commenced) through July 31, 1998 were as follows:

                           JANUARY 31, 1999              JULY 31, 1998
                       -------------------------   -------------------------
                         SHARES        AMOUNT        SHARES        AMOUNT
                       ----------   ------------   ----------   ------------
Sold:
  Class A               5,851,161   $ 58,525,689   11,173,989   $112,285,297
----------------------------------------------------------------------------
  Class B*              2,532,799     25,055,157    8,700,960     87,549,103
----------------------------------------------------------------------------
  Class C*                 59,762        709,475           --             --
----------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                   8,676         96,297           --             --
----------------------------------------------------------------------------
  Class B*                  3,754         41,577           --             --
----------------------------------------------------------------------------
Reacquired:
  Class A              (3,300,415)   (32,953,405)    (155,815)    (1,560,435)
----------------------------------------------------------------------------
  Class B*             (1,146,130)   (11,130,730)     (62,499)      (623,705)
----------------------------------------------------------------------------
                        4,009,607   $ 40,344,060   19,656,635   $197,650,260
----------------------------------------------------------------------------

* Class B and Class C shares commenced sales on July 13, 1998 and December 30, 1998, respectively.

NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended January 31, 1999 are summarized as follows:

                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------   -----------
Beginning of period                                               775     $    71,774
-------------------------------------------------------------------------------------
Written                                                         2,476       1,700,837
-------------------------------------------------------------------------------------
Closed                                                         (2,951)     (1,551,018)
-------------------------------------------------------------------------------------
Expired                                                          (200)        (29,399)
-------------------------------------------------------------------------------------
End of period                                                     100     $   192,194
-------------------------------------------------------------------------------------

Open call option contracts written at January 31, 1999 are summarized as follows:

                                                                                                     JANUARY 31,
                                                                                                        1999         UNREALIZED
                                                          CONTRACT   STRIKE   NUMBER OF   PREMIUM      MARKET      APPRECIATION/
ISSUE                                                      MONTH     PRICE    CONTRACTS   RECEIVED      VALUE      (DEPRECIATION)
-----                                                     --------   ------   ---------   --------   -----------   --------------
S&P 500 Index                                                Mar     1,325       100      $192,194    $251,250        $(59,056)
---------------------------------------------------------------------------------------------------------------------------------

NOTE 9-PUT OPTION CONTRACTS

Transactions in put option contracts written during the six months ended January 31, 1999 are summarized as follows:

                                                                PUT OPTION CONTRACTS
                                                              ------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
                                                              ---------   ------------
Beginning of period                                              100      $     63,448
--------------------------------------------------------------------------------------
Written                                                          640           495,585
--------------------------------------------------------------------------------------
Closed                                                          (315)         (265,206)
--------------------------------------------------------------------------------------
Expired                                                         (300)         (198,893)
--------------------------------------------------------------------------------------
End of period                                                    125      $     94,934
--------------------------------------------------------------------------------------

Open put option contracts written at January 31, 1999 were as follows:

                                                                                                       JANUARY 31,
                                                                                                          1999
                                                            CONTRACT   STRIKE   NUMBER OF   PREMIUM      MARKET       UNREALIZED
ISSUE                                                        MONTH     PRICE    CONTRACTS   RECEIVED      VALUE      APPRECIATION
-----                                                       --------   ------   ---------   --------   -----------   ------------
S&P 500 Index                                                  Feb     1,025       125      $94,934      $ 5,859       $89,075
---------------------------------------------------------------------------------------------------------------------------------

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during the six months ended January 31, 1999 and the period June 29, 1998 (date operations commenced) through July 31, 1998, for a share of Class B outstanding during the period July 13, 1998 (date sales commenced) through January 31, 1999, and for a share of Class C outstanding during the period December 30, 1998 (date sales commenced) through January 31, 1999.

                                                                      CLASS A                  CLASS B             CLASS C
                                                              -----------------------   ----------------------   -----------
                                                              JANUARY 31,    JULY 31,   JANUARY 31,   JULY 31,   JANUARY 31,
                                                                 1999          1998        1999         1998        1999
                                                              -----------    --------   -----------   --------   -----------
Net asset value, beginning of period                           $   9.76      $  10.00    $   9.76     $ 10.07      $ 11.70
------------------------------------------------------------   --------      --------    --------     -------      -------
Income from investment operations:
  Net investment income (loss)                                    (0.04)(a)      0.02(a)     (0.08)(a)    0.01(a)     (0.02)(a)
------------------------------------------------------------   --------      --------    --------     -------      -------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    2.46         (0.26)       2.45       (0.32)        0.44
------------------------------------------------------------   --------      --------    --------     -------      -------
    Total from investment operations                               2.42         (0.24)       2.37       (0.31)        0.42
------------------------------------------------------------   --------      --------    --------     -------      -------
Dividends from net investment income                              (0.01)           --       (0.01)         --           --
------------------------------------------------------------   --------      --------    --------     -------      -------
Net asset value, end of period                                 $  12.17      $   9.76    $  12.12     $  9.76      $ 12.12
------------------------------------------------------------   --------      --------    --------     -------      -------
Total return(b)                                                   24.78%        (2.40)%     24.24%      (3.08)%       6.04%
------------------------------------------------------------   --------      --------    --------     -------      -------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $165,174      $107,540    $121,536     $84,285      $   724
------------------------------------------------------------   --------      --------    --------     -------      -------
Ratio of expenses to average net assets                            1.67%(c)      1.59%       2.38%(c)    2.30%        2.38%(c)
------------------------------------------------------------   --------      --------    --------     -------      -------
Ratio of net investment income (loss) to average net assets       (0.84)%(c)     2.00%      (1.55)%(c)    1.29%      (1.74)%(c)
------------------------------------------------------------   --------      --------    --------     -------      -------
Portfolio turnover rate                                             102%           13%        102%         13%         102%
------------------------------------------------------------   --------      --------    --------     -------      -------

(a)Calculated using average shares outstanding.
(b)Does not deduct sales charges and is not annualized for periods less than one year.
(c)Ratios are annualized and based on average net assets of $125,157,832, $94,200,350, and $400,351 for Class A, Class B and Class C shares, respectively.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of
AIM Small Cap Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of the AIM Small Cap Opportunities Fund (a series of AIM Special Opportunities Funds) including the schedule of investments, as of July 31, 1998, and the related statement of operations, changes in net assets, and financial highlights for the period June 29, 1998 (date operations commenced) through July 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AIM Small Cap Opportunities Fund as of July 31, 1998, the results of its operations, changes in its net assets and financial highlights for the period June 29, 1998 (date operations commenced) through July 31, 1998, in conformity with generally accepted accounting principles.

                                                   /s/ KPMG PEAT MARWICK LLP

                                                   KPMG Peat Marwick LLP

September 4, 1998
Houston, Texas

SCHEDULE OF INVESTMENTS

July 31, 1998

                                                     MARKET
                                      SHARES         VALUE
COMMON STOCKS-44.21%

AEROSPACE/DEFENSE-0.35%

AAR Corp.                                26,700   $    675,844
--------------------------------------------------------------

AIR FREIGHT-0.01%

Eagle USA Airfreight, Inc.(a)               600         16,650
--------------------------------------------------------------

AIRLINES-0.46%

ASA Holdings, Inc.                        5,800        246,500
--------------------------------------------------------------
Atlantic Coast Airlines
  Holdings(a)                               400         10,550
--------------------------------------------------------------
COMAIR Holdings, Inc.                    20,000        631,250
--------------------------------------------------------------
                                                       888,300
--------------------------------------------------------------

BANKS (REGIONAL)-1.89%

Bank United Corp.-Class A                17,000        758,625
--------------------------------------------------------------
First Virginia Banks, Inc.               11,000        604,313
--------------------------------------------------------------
Golden State Bancorp, Inc.(a)            25,000        689,063
--------------------------------------------------------------
Southwest Bancorporation of Texas,
  Inc.(a)                                50,000        893,750
--------------------------------------------------------------
Sterling Bancshares, Inc.                45,000        675,000
--------------------------------------------------------------
                                                     3,620,751
--------------------------------------------------------------

BIOTECHNOLOGY-0.10%

ICON plc-ADR(a) (United Kingdom)          5,900        184,375
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.57%

Citadel Communications Corp.(a)          12,500        275,000
--------------------------------------------------------------
Heftel Broadcasting Corp.(a)             20,000        815,000
--------------------------------------------------------------
                                                     1,090,000
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.02%

OM Group, Inc.                            1,000         37,063
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.62%

Anixter International, Inc.(a)            1,000         18,188
--------------------------------------------------------------
Comverse Technology, Inc.(a)             14,000        714,875
--------------------------------------------------------------
Dycom Industries, Inc.(a)                13,300        457,188
--------------------------------------------------------------
                                                     1,190,251
--------------------------------------------------------------

COMPUTERS (HARDWARE)-0.59%

IDX Systems Corp.(a)                     20,000        992,500
--------------------------------------------------------------
Splash Technology Holdings,
  Inc.(a)                                 5,900        134,594
--------------------------------------------------------------
                                                     1,127,094
--------------------------------------------------------------

COMPUTERS (NETWORKING)-0.65%

Broadcom Corp.(a)                        20,000      1,255,000
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.78%

MICROS Systems, Inc.(a)                  27,100      1,016,250
--------------------------------------------------------------
SMART Modular Technologies,
  Inc.(a)                                25,000        478,125
--------------------------------------------------------------
                                                     1,494,375
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-4.95%

Aspect Development, Inc.(a)                 300         18,300
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Aspen Technology, Inc.(a)                 1,700   $     45,050
--------------------------------------------------------------
AVT Corp.(a)                             40,800        933,300
--------------------------------------------------------------
Business Objects S.A.-ADR(a)
  (France)                               57,100        849,363
--------------------------------------------------------------
Computer Management Sciences,
  Inc.(a)                                 7,800        189,150
--------------------------------------------------------------
Concord Communications, Inc.                100          3,450
--------------------------------------------------------------
Concord EFS, Inc.(a)                     30,000        735,000
--------------------------------------------------------------
Datastream Systems, Inc.(a)              12,700        198,438
--------------------------------------------------------------
HNC Software, Inc.(a)                    20,000        821,250
--------------------------------------------------------------
Jack Henry & Associates, Inc.            20,000        811,250
--------------------------------------------------------------
Learning Company, Inc. (The)(a)          30,000        798,750
--------------------------------------------------------------
Legato Systems, Inc.(a)                  30,000      1,305,000
--------------------------------------------------------------
QRS Corp.(a)                             14,300        450,450
--------------------------------------------------------------
QuadraMed Corp.(a)                       35,700      1,044,225
--------------------------------------------------------------
Rational Software Corp.(a)               65,000      1,072,500
--------------------------------------------------------------
Secure Computing Corp.(a)                17,300        211,925
--------------------------------------------------------------
                                                     9,487,401
--------------------------------------------------------------

CONSUMER FINANCE-0.01%

AmeriCredit Corp.(a)                        600         20,250
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.09%

Patterson Dental Co.(a)                   5,000        181,250
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.69%

Oak Industries, Inc.(a)                   4,800        178,200
--------------------------------------------------------------
Sanmina Corp.(a)                         25,000      1,140,625
--------------------------------------------------------------
                                                     1,318,825
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-1.87%

Applied Micro Circuits Corp.(a)          25,000        567,188
--------------------------------------------------------------
Artisan Components, Inc.(a)              35,000        450,625
--------------------------------------------------------------
Dallas Semiconductor Corp.                  200          6,425
--------------------------------------------------------------
Level One Communications, Inc.(a)        20,400        453,900
--------------------------------------------------------------
Micrel, Inc.(a)                          15,000        450,000
--------------------------------------------------------------
Microchip Technology, Inc.(a)            41,900      1,284,497
--------------------------------------------------------------
PMC-Sierra, Inc.(a)                         500         20,438
--------------------------------------------------------------
Vitesse Semiconductor Corp.(a)           11,000        361,625
--------------------------------------------------------------
                                                     3,594,698
--------------------------------------------------------------

ENTERTAINMENT-0.36%

SFX Entertainment, Inc.-Class A(a)       16,000        688,000
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.55%

NCO Group, Inc.(a)                       50,000      1,056,250
--------------------------------------------------------------

FOODS-0.27%

American Italian Pasta Co.-Class
  A(a)                                      200          6,900
--------------------------------------------------------------
Earthgrains Co. (The)                    15,000        513,750
--------------------------------------------------------------
                                                       520,650
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
FOOTWEAR-0.54%

Stride Rite Corp.                        18,300   $    221,888
--------------------------------------------------------------
Wolverine World Wide, Inc.               50,000        812,500
--------------------------------------------------------------
                                                     1,034,388
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.87%

Alpharma, Inc.-Class A                   40,000        990,000
--------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)            36,000        927,000
--------------------------------------------------------------
Jones Pharma, Inc.                       30,000        954,375
--------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class
  A(a)                                   20,000        715,000
--------------------------------------------------------------
                                                     3,586,375
--------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-1.06%

Concentra Managed Care, Inc.(a)          50,000      1,150,000
--------------------------------------------------------------
Express Scripts, Inc.-Class A(a)         12,000        882,375
--------------------------------------------------------------
                                                     2,032,375
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.98%

Hooper Holmes, Inc.                      35,000        700,000
--------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                               30,000      1,155,000
--------------------------------------------------------------
Veterinary Centers of America,
  Inc.(a)                                 1,000         18,875
--------------------------------------------------------------
                                                     1,873,875
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.45%

Henry Schein, Inc.(a)                    21,000      1,010,625
--------------------------------------------------------------
Hologic, Inc.(a)                         15,100        250,094
--------------------------------------------------------------
MiniMed, Inc.(a)                         20,400      1,035,300
--------------------------------------------------------------
ResMed, Inc.(a)                             500         22,437
--------------------------------------------------------------
VISX, Inc.(a)                             7,500        468,750
--------------------------------------------------------------
                                                     2,787,206
--------------------------------------------------------------

HOMEBUILDING-0.32%

American Homestar Corp.(a)               30,800        604,450
--------------------------------------------------------------

HOUSEWARES-1.01%

Helen of Troy Ltd.(a)                    55,600      1,257,950
--------------------------------------------------------------
Windmere-Durable Holdings Inc.(a)        25,000        684,375
--------------------------------------------------------------
                                                     1,942,325
--------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.01%

Penn Treaty American Corp.(a)               600         16,950
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.79%

EVEREN Capital Corp.                     31,000        862,187
--------------------------------------------------------------
Hambrecht & Quist Group                  20,700        657,225
--------------------------------------------------------------
                                                     1,519,412
--------------------------------------------------------------

INVESTMENT MANAGEMENT-0.01%

Knight/Trimark Group, Inc.(a)               700         12,075
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.39%

Bally Total Fitness Holding
  Corp.(a)                               30,000        744,375
--------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.35%

Applied Power, Inc.-Class A              20,000        662,500
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
MANUFACTURING (SPECIALIZED)-0.37%

Zebra Technologies Corp.(a)              22,000   $    713,625
--------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.43%

Mail-Well, Inc.(a)                       45,000        832,500
--------------------------------------------------------------

PERSONAL CARE-0.51%

Twinlab Corp.(a)                         23,500        975,250
--------------------------------------------------------------

PUBLISHING-0.25%

IDG Books Worldwide, Inc.(a)             30,300        484,800
--------------------------------------------------------------

RESTAURANTS-1.30%

Apple South, Inc.                        20,000        250,000
--------------------------------------------------------------
CEC Entertainment, Inc.(a)               10,000        267,500
--------------------------------------------------------------
CKE Restaurants, Inc.                    25,000        934,375
--------------------------------------------------------------
Papa John's International, Inc.(a)       30,000      1,038,750
--------------------------------------------------------------
                                                     2,490,625
--------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.62%

Eagle Hardware & Garden, Inc.(a)         55,000      1,182,500
--------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.29%

Rex Stores Corp.(a)                      50,000        565,625
--------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.76%

Ames Department Stores, Inc.(a)          25,000        534,375
--------------------------------------------------------------
99 Cents Only Stores(a)                  22,500        922,500
--------------------------------------------------------------
                                                     1,456,875
--------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.00%

DM Management Co.(a)                        400          7,350
--------------------------------------------------------------

RETAIL (SPECIALTY)-4.06%

Finish Line, Inc. (The)-Class A(a)       50,700      1,096,387
--------------------------------------------------------------
Footstar, Inc.(a)                        12,600        466,988
--------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)           5,000        173,750
--------------------------------------------------------------
Just for Feet, Inc.(a)                   24,100        557,312
--------------------------------------------------------------
Linens 'n Things, Inc.(a)                30,000        843,750
--------------------------------------------------------------
Lithia Motors, Inc.-Class A(a)           50,000        850,000
--------------------------------------------------------------
Michaels Stores, Inc.(a)                    500         16,375
--------------------------------------------------------------
Musicland Stores Corp.(a)                36,300        537,694
--------------------------------------------------------------
O'Reilly Automotive, Inc.(a)             30,000      1,061,250
--------------------------------------------------------------
Party City Corp.(a)                         600         13,575
--------------------------------------------------------------
Pier 1 Imports, Inc.                     63,000        980,437
--------------------------------------------------------------
Renters Choice, Inc.(a)                  12,700        328,613
--------------------------------------------------------------
Sunglass Hut International,
  Inc.(a)                                 1,700         13,600
--------------------------------------------------------------
Trans World Entertainment Corp.(a)          500         19,687
--------------------------------------------------------------
Williams-Sonoma, Inc.(a)                 25,000        826,562
--------------------------------------------------------------
                                                     7,785,980
--------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.98%

Abercrombie & Fitch Co.-Class A(a)        7,900        366,856
--------------------------------------------------------------
AnnTaylor Stores Corp.(a)                20,200        425,462
--------------------------------------------------------------
Buckle, Inc. (The)(a)                    34,200        825,075
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
RETAIL (SPECIALTY-APPAREL)-(CONTINUED)

Chico's Fas, Inc.(a)                     25,000   $    362,500
--------------------------------------------------------------
Goody's Family Clothing, Inc.(a)         29,900        773,662
--------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)           23,600        746,350
--------------------------------------------------------------
Pacific Sunwear of California,
  Inc.(a)                                10,000        295,000
--------------------------------------------------------------
                                                     3,794,905
--------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.44%

Abacus Direct Corp.(a)                   15,400        662,200
--------------------------------------------------------------
Acxiom Corp.(a)                             400          9,150
--------------------------------------------------------------
ADVO, Inc.(a)                             5,500        169,812
--------------------------------------------------------------
Catalina Marketing Corp.(a)               5,000        246,875
--------------------------------------------------------------
Healthworld Corp.(a)                     30,000        465,000
--------------------------------------------------------------
Lamar Advertising Co.(a)                 25,000        951,562
--------------------------------------------------------------
Metris Companies Inc.                       300         22,200
--------------------------------------------------------------
Professional Detailing, Inc.(a)          10,000        230,000
--------------------------------------------------------------
                                                     2,756,799
--------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-1.04%

ABR Information Services, Inc.(a)        25,000        437,500
--------------------------------------------------------------
Cerner Corp.(a)                             700         19,862
--------------------------------------------------------------
G & K Services, Inc.-Class A             10,000        497,500
--------------------------------------------------------------
MSC Industrial Direct Co.,
  Inc.-Class A(a)                        25,000        746,875
--------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)         10,000        283,750
--------------------------------------------------------------
                                                     1,985,487
--------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-1.64%

Insight Enterprises, Inc.(a)             20,000        965,000
--------------------------------------------------------------
InterVoice, Inc.(a)                       1,900         35,269
--------------------------------------------------------------
Leasing Solutions, Inc.(a)               25,600        795,200
--------------------------------------------------------------
Shared Medical Systems Corp.             20,000      1,357,500
--------------------------------------------------------------
                                                     3,152,969
--------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.64%

CSG Systems International, Inc.(a)       23,000        983,250
--------------------------------------------------------------
FactSet Research Systems, Inc.(a)        20,000        735,000
--------------------------------------------------------------
MedQuist, Inc.(a)                        30,000        693,750
--------------------------------------------------------------
National Data Corp.                      18,000        741,375
--------------------------------------------------------------
                                                     3,153,375
--------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.34%

Labor Ready, Inc.(a)                     20,400        650,250
--------------------------------------------------------------
On Assignment, Inc.(a)                      100          3,587
--------------------------------------------------------------
                                                       653,837
--------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-0.41%

Cornell Corrections, Inc.(a)             30,000        461,250
--------------------------------------------------------------
Tetra Tech, Inc.(a)                      15,000        322,500
--------------------------------------------------------------
                                                       783,750
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
SPECIALTY PRINTING-0.01%

Consolidated Graphics, Inc.(a)              400   $     23,525
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.43%

Amdocs Limited(a)                        17,300        236,794
--------------------------------------------------------------
International Telecommunication Data Systems,
  Inc.(a)                                20,000        588,750
--------------------------------------------------------------
                                                       825,544
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.55%

ITC DeltaCom, Inc.(a)                    22,000      1,050,500
--------------------------------------------------------------

TELEPHONE-0.36%

GeoTel Communications Corp.(a)           15,500        689,750
--------------------------------------------------------------

TEXTILES (APPAREL)-0.76%

Nautica Enterprises, Inc.(a)             13,800        355,782
--------------------------------------------------------------
Quicksilver, Inc.(a)                     30,100        538,037
--------------------------------------------------------------
Russell Corp.                            17,400        568,762
--------------------------------------------------------------
                                                     1,462,581
--------------------------------------------------------------

TEXTILES (HOME FURNISHINGS)-0.32%

Mohawk Industries, Inc.(a)               20,000        622,500
--------------------------------------------------------------

WIRELESS EQUIPMENT-0.27%

Carrier Access Corp.                     32,000        516,000
--------------------------------------------------------------

WASTE MANAGEMENT-0.82%

American Disposal Services,
  Inc.(a)                                20,000        767,500
--------------------------------------------------------------
KTI, Inc.(a)                             33,800        811,200
--------------------------------------------------------------
                                                     1,578,700
--------------------------------------------------------------
    Total Common Stocks (Cost $88,796,847)          84,808,685
--------------------------------------------------------------

OPTIONS PURCHASED-0.08%

COMMUNICATIONS EQUIPMENT-0.04%

Ciena, Corp.-Sept. 90 calls              77,500         70,234
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.04%

America Online Inc.-Aug. 120 calls       10,000         73,125
--------------------------------------------------------------
Yahoo!, Inc.-Aug. 185 calls                 300          3,300
--------------------------------------------------------------
                                                        76,425
--------------------------------------------------------------
    Total Options Purchased (Cost
      $243,882)                                        146,659
--------------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT
U.S. TREASURY SECURITIES-36.32%

U.S. TREASURY BILLS-36.32%(b)

  4.835%, 09/24/98(c)               $51,565,000     51,195,816
--------------------------------------------------------------
  4.862%, 09/24/98(c)                18,605,000     18,482,951
--------------------------------------------------------------
    Total U.S. Treasury Securities
      (Cost $69,668,674)                            69,678,767
--------------------------------------------------------------
    Total Investments, Excluding
      Repurchase Agreements (Cost
      $158,709,403)                                154,634,111
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
REPURCHASE AGREEMENTS-28.02%(d)

Dean Witter Reynolds, Inc., 5.67%,
  08/03/98(e)                       $25,000,000   $ 25,000,000
--------------------------------------------------------------

Goldman, Sachs & Co., 5.66%,
  08/03/98(f)                        28,740,077     28,740,077
--------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $53,740,077)                            53,740,077
--------------------------------------------------------------
TOTAL INVESTMENTS-108.63%                          208,374,188
--------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS-(8.63)%              (16,550,005)
--------------------------------------------------------------
NET ASSETS-100.00%                                $191,824,183
==============================================================

SECURITIES SOLD SHORT

July 31, 1998

                                    SHARES
                                     SOLD       MARKET
SECURITIES SOLD SHORT(g)            SHORT       VALUE
------------------------            ------    ----------
Aetna, Inc.                          7,500    $  519,844
Cybercash, Inc.                     35,000       395,937
Lernout & Hauspie Speech Products
  N.V.                              10,000       516,250
Melita International Corp.          30,000       361,875
Tektronix, Inc.                     19,000       520,125
Tenet Healthcare Corp.              20,000       598,750
                                              ----------
                                              $2,912,781
                                              ----------

Notes to Schedule of Investments:

(a) Non-income producing securities.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open future contracts. See Note 7.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 07/31/98, with a maturing value of $300,141,750. Collateralized by $306,718,000 U.S. Treasury obligations 0% to 8.00% due 08/06/98 to 06/15/44 with an aggregate market value at 07/31/98 of $306,000,958.
(f) Joint repurchase agreement entered into 07/31/98, with a maturing value of $800,377,333. Collateralized by $657,534,000 U.S. Treasury obligations 0% to 14.25% due 10/31/98 to 02/15/27 with an aggregate market value at 07/31/98 of $816,817,098.
(g) Collateral on short sales was segregated by the Fund in the amount of $4,423,077 which represents 152% of market value.

Abbreviation:

ADR - American Depositary Receipt

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 1998

ASSETS:

Investments, excluding repurchase
  agreements, at market value (cost
  $158,709,403)                              $154,634,111
---------------------------------------------------------
Repurchase agreements                          53,740,077
---------------------------------------------------------
Cash                                            1,443,012
---------------------------------------------------------
Receivables for:
  Investments sold                                254,792
---------------------------------------------------------
  Investments sold short                        2,979,830
---------------------------------------------------------
  Fund shares sold                              6,763,892
---------------------------------------------------------
  Dividends and interest                           13,581
---------------------------------------------------------
Investment for deferred compensation plan             751
---------------------------------------------------------
Other assets                                       26,129
---------------------------------------------------------
    Total assets                              219,856,175
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        22,943,225
---------------------------------------------------------
  Fund shares reacquired                          572,146
---------------------------------------------------------
  Options written                                  70,781
---------------------------------------------------------
  Deferred compensation plan                          751
---------------------------------------------------------
  Variation margin                              1,374,450
---------------------------------------------------------
Market value of securities sold short
  (proceeds from sales $2,979,830)              2,912,781
---------------------------------------------------------
Accrued advisory fees                              86,671
---------------------------------------------------------
Accrued administrative services fees                3,400
---------------------------------------------------------
Accrued distribution fees                          54,253
---------------------------------------------------------
Accrued trustees' fees                                842
---------------------------------------------------------
Accrued transfer agent fees                        10,291
---------------------------------------------------------
Accrued operating expenses                          2,401
---------------------------------------------------------
    Total liabilities                          28,031,992
---------------------------------------------------------
Net assets applicable to shares outstanding  $191,824,183
=========================================================

NET ASSETS:

Class A                                      $107,539,648
=========================================================
Class B                                      $ 84,284,535
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                        11,018,174
=========================================================
Class B                                         8,638,461
=========================================================
Class A:

  Net asset value and redemption price per
    share                                    $       9.76
=========================================================
  Offering price per share:
    (Net asset value of $9.76 divided by
       94.50%)                               $      10.33
=========================================================
Class B:

  Net asset value and offering price per
    share                                    $       9.76
=========================================================

STATEMENT OF OPERATIONS

For the period June 29, 1998
(date operations commenced)
through July 31, 1998

INVESTMENT INCOME:

Interest                                      $   306,109
---------------------------------------------------------
Dividends                                           4,870
---------------------------------------------------------
    Total investment income                       310,979
---------------------------------------------------------

EXPENSES:

Advisory fees                                      86,671
---------------------------------------------------------
Administrative services fees                        3,400
---------------------------------------------------------
Custodian fees                                        528
---------------------------------------------------------
Transfer agent fees-Class A                         5,743
---------------------------------------------------------
Transfer agent fees-Class B                         6,496
---------------------------------------------------------
Trustees' fees                                      2,618
---------------------------------------------------------
Distribution fees-Class A                          17,437
---------------------------------------------------------
Distribution fees-Class B                          36,852
---------------------------------------------------------
Other                                               4,248
---------------------------------------------------------
    Total expenses                                163,993
---------------------------------------------------------
Less: Expenses paid indirectly                     (1,563)
---------------------------------------------------------
    Net expenses                                  162,430
---------------------------------------------------------
Net investment income                             148,549
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, SECURITIES SOLD SHORT, FUTURES AND OPTION
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         1,182,721
---------------------------------------------------------
  Option contracts purchased                       34,658
---------------------------------------------------------
                                                1,217,379
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        (4,075,292)
---------------------------------------------------------
  Securities sold short                            67,049
---------------------------------------------------------
  Futures contracts                            (3,348,202)
---------------------------------------------------------
  Option contracts written                         64,440
---------------------------------------------------------
                                               (7,292,005)
---------------------------------------------------------
    Net gain (loss) from investment
       securities, securities sold short,
       futures and option contracts            (6,074,626)
---------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(5,926,077)
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD JUNE 29, 1998 (DATE OPERATIONS COMMENCED) THROUGH JULY 31, 1998

OPERATIONS:

  Net investment income                                       $    148,549
--------------------------------------------------------------------------
  Net realized gain from investment securities and option
    contracts purchased                                          1,217,379
--------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, securities sold short, futures and option
    contracts written                                           (7,292,005)
--------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                (5,926,077)
--------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      110,724,862
--------------------------------------------------------------------------
  Class B                                                       86,925,398
--------------------------------------------------------------------------
    Net increase in net assets                                 191,724,183
--------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                              100,000
--------------------------------------------------------------------------
  End of period                                               $191,824,183
==========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $197,747,885
--------------------------------------------------------------------------
  Undistributed net investment income                              150,924
--------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, securities sold short, futures and option
    contracts purchased                                          1,217,379
--------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, securities sold short, futures and option
    contracts written                                           (7,292,005)
--------------------------------------------------------------------------
                                                              $191,824,183
==========================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Opportunities Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of one investment portfolio. The Fund commenced operations on June 29, 1998. The Fund currently offers two different classes of shares: Class A shares and Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Accounting for Securities Sold Short -- When the Fund sells common stock short, an amount equal to the proceeds of the sale is recorded as an asset. This asset is offset by a liability

   (representing the borrowed security) recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations discussed in "A" above. The Fund's risk is that the value of the security will increase rather than decline and thus an unrealized loss will be recorded. When the Fund closes out a short position by delivering the stock sold short, the Fund will realize a gain or loss and the liability related to such short position will be eliminated. The Fund is required to segregate cash or securities as collateral to secure its obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The amount of the Fund's net assets that will at any time be segregated as collateral deposits will not exceed 25%.
C. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income, dividend expense on short sales and distributions to shareholders are recorded on the ex-dividend date. On July 31, 1998, $2,375 was reclassified from undistributed net investment income to paid in capital. The reclassification was made in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net Assets of the Fund were unaffected by the reclassification discussed above.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Call Options -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
     An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.
     The Fund will not write options if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 50% of the total assets of the Fund.
     The Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 25% of the Fund's total assets.
F. Put Options -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options' underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedge. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. The Fund will not write options if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 50% of the total assets of the Fund. The Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 25% of the Fund's total assets.
G. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the Fund's portfolio being hedged.
H. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 1% of the Fund's average daily net assets.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the period June 29, 1998 (date operations commenced) through July 31, 1998, AIM was reimbursed $3,400 for such services.
  The Fund, pursuant to a transfer agency and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency shareholder services to the Fund. During the period June 29, 1998 (date operations commenced) through July 31, 1998, AFS was paid $12,969 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. As of July 31, 1998, Class C shares are not currently available. During the period June 29, 1998 (date operations commenced) through July 31, 1998, the Class A and Class B shares paid AIM Distributors $17,437 and $36,852, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $626,915 from sales of the Class A shares of the Fund during the period June 29, 1998 (date operations commenced) through July 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.

NOTE 3-INDIRECT EXPENSES

During the period June 29, 1998 (date operations commenced) through July 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $69 and $1,494, respectively under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,563 during the period June 29, 1998 (date operations commenced) through July 31, 1998.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period June 29, 1998 (date operations commenced) through July 31, 1998 was $91,439,138 and $3,825,012, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of July 31, 1998 is as follows:

Aggregate unrealized appreciation of:
  Investment securities                       $ 1,263,811
---------------------------------------------------------
  Securities sold short                            79,716
---------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                        (5,340,929)
---------------------------------------------------------
  Securities sold short                           (12,667)
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                    $(4,010,069)
=========================================================

Cost of investments for tax purposes is $158,711,229.
Proceeds from securities sold short for tax purposes is $2,979,830.

NOTE 6-SHARE INFORMATION

Changes in shares outstanding during the period June 29, 1998 (date operations commenced) through July 31, 1998 were as follows:

                                                JULY 31, 1998
                                          -------------------------
                                            SHARES        AMOUNT
                                          ----------   ------------
Sold:
  Class A                                 11,173,989   $112,285,297
-------------------------------------------------------------------
  Class B                                  8,700,960     87,549,103
-------------------------------------------------------------------
Reacquired:
  Class A                                   (155,815)    (1,560,435)
-------------------------------------------------------------------
  Class B                                    (62,499)      (623,705)
-------------------------------------------------------------------
                                          19,656,635   $197,650,260
===================================================================

NOTE 7-FUTURES CONTRACTS

On July 31, 1998, $3,294,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.
  Open futures contracts at July 31, 1998 were as follows:

                                                      UNREALIZED
                 NO. OF                              APPRECIATION
   CONTRACT     CONTRACTS    MONTH     COMMITMENT   (DEPRECIATION)
   --------     ---------    -----     ----------   --------------
S&P 500 Index      238       Sept.        Buy        $(3,348,202)
------------------------------------------------------------------

NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the period June 29, 1998 (date operations commenced) through July 31, 1998 are summarized as follows:

                                       CALL OPTION CONTRACTS
                                       ----------------------
                                       NUMBER OF    PREMIUMS
                                       CONTRACTS    RECEIVED
                                       ----------   ---------
Beginning of period                         --       $    --
-------------------------------------------------------------
Written                                    775        71,774
-------------------------------------------------------------
Closed                                      --            --
-------------------------------------------------------------
Expired                                     --            --
-------------------------------------------------------------
End of period                              775       $71,774
-------------------------------------------------------------

Open call option contracts written at July 31, 1998 are summarized as follows:

                                                                  JULY 31,
                                                                    1998
                       CONTRACT   STRIKE   NUMBER OF   PREMIUM     MARKET       UNREALIZED
        ISSUE           MONTH     PRICE    CONTRACTS   RECEIVED     VALUE      APPRECIATION
        -----          --------   ------   ---------   --------   ---------   --------------
Tellabs, Inc.            Aug.       90        775      $71,774     $14,531       $57,243
--------------------------------------------------------------------------------------------

NOTE 9-PUT OPTION CONTRACTS

Transactions in put options contracts written during the period June 29, 1998 (date operations commenced) through July 31, 1998 are summarized as follows:

                                       PUT OPTION CONTRACTS
                                       --------------------
                                       NUMBER OF   PREMIUMS
                                       CONTRACTS   RECEIVED
                                       ---------   --------
Beginning of period                        --      $    --
-----------------------------------------------------------
Written                                   100       63,448
-----------------------------------------------------------
End of period                             100      $63,448
-----------------------------------------------------------

Open put option contracts written at July 31, 1998 were as follows:

                                                                  JULY 31,
                                                                    1998
                       CONTRACT   STRIKE   NUMBER OF   PREMIUM     MARKET      UNREALIZED
        ISSUE           MONTH     PRICE    CONTRACTS   RECEIVED     VALUE     APPRECIATION
        -----          --------   ------   ---------   --------   ---------   ------------
S&P 500 Index            Aug.      1040       100      $63,448     $56,251       $7,197
------------------------------------------------------------------------------------------

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and Class B outstanding during the period June 29, 1998 (date operations commenced) through July 31, 1998.

                                                              CLASS A     CLASS B
                                                              --------    -------
Net asset value, beginning of period                          $  10.00    $ 10.00
------------------------------------------------------------  --------    -------
Income from investment operations:
  Net investment income                                           0.02(a)    0.01(a)
------------------------------------------------------------  --------    -------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.26)     (0.25)
------------------------------------------------------------  --------    -------
    Total from investment operations                             (0.24)     (0.24)
------------------------------------------------------------  --------    -------
Net asset value, end of period                                $   9.76    $  9.76
============================================================  ========    =======
Total return(b)                                                  (2.40)%    (2.40)%
============================================================  ========    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $107,540    $84,285
============================================================  ========    =======
Ratio of expenses to average net assets                           1.59%(c)    2.30%(c)
============================================================  ========    =======
Ratio of net investment income to average net assets              2.00%(c)    1.29%(c)
============================================================  ========    =======
Portfolio turnover rate                                             13%        13%
============================================================  ========    =======

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and is not annualized for periods less than one year.

(c) Ratios are annualized and based on average net assets of $55,102,897 and $40,760,109 for Class A and Class B shares, respectively.

                                     PART C
                               OTHER INFORMATION



Item 23. Exhibits

Exhibit
Number   Description

a (1) - (a) Agreement and Declaration of Trust of Registrant was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is incorporated herewith by reference.

       - (b) First Amendment to Agreement and Declaration of Trust of Registrant was filed as an Exhibit to Post-Effective Amendment No. 1 on October 7, 1998, and is incorporated herewith by reference.

       - (c) Second Amendment to Agreement and Declaration of Trust of Registrant, dated August 10, 1998, was filed as an Exhibit to Post-Effective Amendment No. 2 on October 8, 1998, and is hereby incorporated by reference.

   (2) - (a) Amended and Restated Agreement and Declaration of Trust of Registrant, dated November 5, 1998, is filed herewith electronically.

       - (b) First Amendment to Amended and Restated Agreement and Declaration of Trust of Registrant, dated July 13, 1999, is filed herewith electronically.

b  (1) - (a) By-Laws of Registrant were filed as an Exhibit to the Registration
         Statement filed March 13, 1998, and is herewith incorporated by reference.

       - (b) First Amendment to By-Laws of Registrant, dated September 26, 1998, is filed herewith electronically.

   (2) - (a) Amended and Restated By-Laws of Registrant, dated November 5, 1998, is filed herewith electronically.

       - (b) First Amendment to Amended and Restated By-Laws of Registrant, dated June 9, 1999, is filed herewith electronically.

c  (1) - Specimen Certificate for Class A Shares of AIM Small Cap Opportunities
         Fund was filed as an Exhibit to Pre-Effective Amendment No. 1 on May 21, 1998, and is incorporated herewith by reference.

   (2) - Specimen Certificate for Class B Shares of AIM Small Cap Opportunities Fund was filed as an Exhibit to Pre-Effective Amendment No. 1 on May 21, 1998, and is incorporated herewith by reference.

   (3) - Specimen Certificate for Class C Shares of AIM Small Cap Opportunities Fund was filed as an Exhibit to Pre-Effective Amendment No. 1 on May 21, 1998, and is incorporated herewith by reference.

   (4) - Specimen Certificate for Class A shares of AIM Mid Cap Opportunities Fund was filed as an Exhibit to Post-Effective Amendment No. 2 on October 8, 1998, and is hereby incorporated by reference.

   (5) - Specimen Certificate for Class B shares of AIM Mid Cap Opportunities Fund was filed as an Exhibit to Post-Effective Amendment No. 2 on October 8, 1998, and is hereby incorporated by reference.

   (6) - Specimen Certificate for Class C shares of AIM Mid Cap Opportunities Fund was filed as an Exhibit to Post-Effective Amendment No. 2 on October 8, 1998, and is hereby incorporated by reference.

d  (1) - (a) Master Investment Advisory Agreement, dated June 24, 1998, between
         Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 1 on October 7, 1998, and is incorporated herewith by reference.

       - (b) Amendment No. 1 to Master Investment Advisory Agreement, dated December 7, 1998, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

       - (c) Form of Amendment No. 2 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. is filed herewith electronically.

   (2) - (a) Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Registrant's Post Effective Amendment No. 1 on October 7, 1998, and is incorporated herewith by reference.

       - (b) Amendment No. 1 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 28, 1998, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

       - (c) Amendment No. 2 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated December 14, 1998, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

       - (d) Amendment No. 3 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated December 22, 1998, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

       - (e) Amendment No. 4 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated January 26, 1999, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

       - (f) Amendment No. 5 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated March 1, 1999, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

       - (g) Amendment No. 6 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated March 18, 1999, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

e  (1) - (a) Master Distribution Agreement (Class A and Class C shares), dated
         June 24, 1998, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 1 on October 7, 1998, and is incorporated herewith by reference.

       - (b) Amendment No. 1 to Master Distribution Agreement (Class A and Class C shares), dated December 7, 1998, between Registrant and A I M Distributors, Inc. is filed herewith electronically.

       - (c) Form of Amendment No. 2 to Master Distribution Agreement (Class A and Class C shares) between Registrant and A I M Distributors, Inc. is filed herewith electronically.

   (2) - Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on October 7, 1998, and is hereby incorporated by reference.

   (3) - Form of Bank Selling Group Agreement between A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on October 7, 1998, and is hereby incorporated by reference.

   (4) - (a) Master Distribution Agreement (Class B shares), dated June 24, 1998, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on October 7, 1998, and is incorporated herewith by reference.

       - (b) Amendment No. 1 to Master Distribution Agreement (Class B shares) between Registrant and A I M Distributors, Inc. is filed herewith electronically.

       - (c) Form of Amendment No. 2 to Master Distribution Agreement (Class B Shares) between Registrant and A I M Distributors, Inc. is filed herewith electronically.

f (1) - AIM Funds Retirement Plan for Eligible Directors/Trustees effective as of March 8, 1994, as restated September 18, 1995, was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is incorporated herewith by reference.

   (2) - Form of Deferred Compensation Agreement for Registrant's
         Non-Affiliated Directors was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is incorporated herewith by reference.

g  (1) - (a) Custodian Contract, dated June 26, 1998, between Registrant and
         State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on October 7, 1998, and is incorporated herewith by reference.

       - (b) Amendment, dated September 9, 1998, to the Custodian Contract, dated June 26, 1998, between Registrant and State Street Bank and Trust Company, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 filed on October 7, 1998, and is incorporated herewith by reference.

   (2) - (a) Subcustodian Agreement with Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank, National Association) was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is incorporated herewith by reference.

       - (b) Amendment No. 1, dated October 2, 1998, to the Subcustodian Agreement among Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank, National Association), State Street Bank and Trust Company,
         A I M Fund Services, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on October 7, 1998 and is incorporated herewith by reference.

h  (1) - Transfer Agency and Service Agreement, dated June 24, 1998, between
         Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on October 7, 1998, and is incorporated herewith by reference.

   (2) - (a) Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is incorporated herewith by reference.

       - (b) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is incorporated herewith by reference.

       - (c) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is incorporated herewith by reference.

       - (d) Amendment No. 3, dated as of February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is incorporated herewith by reference.

       - (e) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is incorporated herewith by reference.

       - (f) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is incorporated herewith by reference.

       - (g) Form of Revised Exhibit 1, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Pre-Effective Amendment No. 1 on May 21, 1998, and is incorporated herewith by reference.

       - (h) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 1 on October 7, 1998, and is incorporated herewith by reference.

       - (i) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 1 on October 7, 1998, and is incorporated herewith by reference.

   (3) - (a) Master Administrative Services Agreement, dated June 24, 1998, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 1 on October 7, 1998, and is incorporated herewith by reference.

       - (b) Amendment No. 1 to Master Administrative Services Agreement between Registrant and A I M Advisors, Inc. is filed herewith electronically.

       - (c) Form of Amendment No. 2 to Master Administrative Services Agreement between Registrant and A I M Advisors, Inc. is filed herewith electronically.

   (4) - Shareholder Sub-Accounting Services Agreement, dated as of October 1, 1993, was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is incorporated herewith by reference.

i      - Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP is filed herewith electronically.

j      - Consent of KPMG LLP is filed herewith electronically.

k      - Financial Statements - None.

l  (1) - (a) Initial Capitalization Agreement of Registrant's AIM Small Cap
         Opportunities Fund was filed as an Exhibit to Pre-Effective Amendment No. 1 on May 21, 1998, and is incorporated herewith by reference.

       - (b) Initial Capitalization Agreement of Registrant's AIM Mid Cap Opportunities Fund is filed herewith electronically.

       - (c) Form of Initial Capitalization Agreement of Registrant's AIM Large Cap Opportunities Fund is filed herewith electronically.

m (1) - (a) Master Distribution Plan for Registrant's Class A and Class C shares was filed as an Exhibit to Post-Effective Amendment No. 1 on October 7, 1998, and is incorporated herewith by reference.

       - (b) Amendment No. 1 to Master Distribution Plan for Registrant's Class A and Class C shares is filed herewith electronically.

       - (c) Form of Amendment No. 2 to Master Distribution Plan for Registrant's Class A and C shares is filed herewith electronically.

   (2) - Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan is filed herewith electronically.

   (3) - Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan is filed herewith electronically.

   (4) - Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan is filed herewith electronically.

   (5) - Form of Agency Pricing Agreement (for Class A Shares) to be used in connection with Registrant's Master Distribution Plan is filed herewith electronically.

   (6) - Forms of Service Agreement for Brokers for Bank Trust Departments and for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan are filed herewith electronically.

   (7) - (a) Master Distribution Plan for Registrant's Class B shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on October 7, 1998, and is incorporated herewith by reference.

       - (b) Amendment No. 1 to Master Distribution Plan for Registrant's Class B shares is filed herewith electronically.

       - (c) Form of Amendment No. 2 to Master Distribution Plan for Registrant's Class B shares is filed herewith electronically.

n      - Financial Data Schedule was filed as an Exhibit to Registrant's
         Post-Effective Amendment No. 1 on October 7, 1998, and is incorporated herewith by reference.

o - Second Amended and Restated Multiple Class Plan (Rule 18f-3) was filed as an Exhibit to Pre-Effective Amendment No. 1 on May 21, 1998, and is incorporated herewith by reference.

Item 24. Persons Controlled by or under Common Control with Registrant

         Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

         Not Applicable

Item 25. Indemnification

         State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

         The Registrant's Agreement and Declaration of Trust (the "Agreement"), dated February 4, 1998, as amended, provides, among other things (i) that trustees shall not be liable for any act or omission or any conduct whatsoever (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees and officers to the fullest extent permitted by the Delaware Business Trust Act; and (iii) that the shareholders and former shareholders of the Registrant are held harmless by the Registrant (or applicable portfolio or class) from personal liability arising from their status as such, and are indemnified by the Registrant (or applicable portfolio or class) against all loss and expense arising from such personal liability in accordance with the Registrant's Bylaws and applicable law.

         A I M Advisors, Inc., the Registrant and other investment companies managed by A I M Advisors, Inc., their respective officers, trustees, directors and employees (the "Insured Parties") are insured under an investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26. Business and Other Connections of Investment Advisor

         Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor and each director, officer or partner of the, is or has been engaged within the last two fiscal years, for his own account or in the capacity of director, officer, employee, partner or trustee.

         The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Management-- Investment Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 29(b) of this Part C.

Item 27. Principal Underwriters

(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

         AIM Advisor Funds, Inc.

         AIM Equity Funds, Inc. (Retail Classes)
         AIM Funds Group
         AIM Growth Series
         AIM International Funds, Inc.
         AIM Investment Funds
         AIM Investment Securities Funds (Retail Classes)
         AIM Series Trust
         AIM Summit Fund, Inc.
         AIM Tax-Exempt Funds, Inc.
         AIM Variable Insurance Funds, Inc.
         GT Global Floating Rate Fund, Inc. (d/b/a AIM Floating Rate Fund)

(b)

Name and Principal        Position and Offices             Position and Offices
Business Address*         with Principal Underwriter       with Registrant
-----------------         --------------------------       ---------------

Charles T. Bauer          Chairman of the                  Chairman of the
                          Board of Directors               Board of Trustees

Michael J. Cemo           President & Director             None

Gary T. Crum              Director                         Senior Vice President

Robert H. Graham          Senior Vice President            President & Trustee
                          & Director

W. Gary Littlepage        Senior Vice President            None
                          & Director

James L. Salners          Executive Vice President         None

John Caldwell             Senior Vice President            None

Gordon J. Sprague         Senior Vice President            None

Michael C. Vessels        Senior Vice President            None

Marilyn M. Miller         Senior Vice President            None

Gene L. Needles           Senior Vice President            None

B.J. Thompson             First Vice President             None

Kathleen J. Pflueger      Secretary                        Assistant Secretary

Ofelia M. Mayo            Vice President, Assistant        Assistant Secretary
                          Secretary & General Counsel


------------------
* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal            Position and Offices                 Position and Offices
Business Address*             with Principal Underwriter           with Registrant
-----------------             --------------------------           ---------------

Melville B. Cox               Vice President &                     Vice President
                              Chief Compliance Officer

Dawn M. Hawley                Vice President & Treasurer           None

James R. Anderson             Vice President                       None

Mary K. Coleman               Vice President                       None

Mary A. Corcoran              Vice President                       None

Glenda A. Dayton              Vice President                       None

Sidney M. Dilgren             Vice President                       None

Tony D. Green                 Vice President                       None

Charles H. McLaughlin         Vice President                       None

Ivy B. McLemore               Vice President                       None

Terri L. Ransdell             Vice President                       None

Carol F. Relihan              Vice President                       Senior Vice President
                                                                     &  Secretary

Kamala C. Sachidanandan       Vice President                       None

Frank V. Serebrin             Vice President                       None

Christopher T. Simutis        Vice President                       None

Gary K. Wendler               Vice President                       None

Norman W. Woodson             Vice President                       None

David E. Hessel               Assistant Vice President,            None
                              Controller & Assistant Treasurer

Luke P. Beausoleil            Assistant Vice President             None

Shelia R. Brown               Assistant Vice President             None

Scott E. Burman               Assistant Vice President             None

Tisha B. Christopher          Assistant Vice President             None


--------------------
* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal              Position and Offices             Position and Offices
Business Address*               with Principal Underwriter       with Registrant
-----------------               --------------------------       ---------------

Mary E. Gentempo                Assistant Vice President         None

Simon R. Hoyle                  Assistant Vice President         None

Mary C. Mangham                 Assistant Vice President         None

Kim T. McAuliffe                Assistant Vice President         None

Kathryn A. Jordan               Assistant Vice President         None

David B. O'Neil                 Assistant Vice President         None

Rebecca Starling-Klatt          Assistant Vice President         None

Nicholas D. White               Assistant Vice President         None

Nancy L. Martin                 Assistant General Counsel &      Assistant Secretary
                                Assistant Secretary

Samuel D. Sirko                 Assistant General Counsel &      Assistant Secretary
                                Assistant Secretary

P. Michelle Grace               Assistant Secretary              Assistant Secretary

Lisa A. Moss                    Assistant Secretary              Assistant Secretary

Stephen I. Winer                Assistant Secretary              Assistant Secretary

(c)      Not Applicable

Item 28. Location of Accounts and Records

         State the name and address of each person maintaining physical possession of each such account, book or other document required to be maintained by Section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 29. Management Services


----------------
* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

         Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B disclosing the parties to the contract and the total amount paid and by whom for the Registrant's last three fiscal years.

         Not Applicable

Item 30. Undertakings

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 14th day of July, 1999.

                               REGISTRANT: AIM SPECIAL OPPORTUNITIES FUNDS

                                       By: /s/ ROBERT H. GRAHAM
                                           -------------------------------------
                                           Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          SIGNATURES                          TITLE                               DATE
          ----------                          -----                               ----

    /s/ CHARLES T. BAUER                Chairman & Trustee                    July 14, 1999
------------------------------
       (Charles T. Bauer)


    /s/ ROBERT H. GRAHAM                Trustee & President                   July 14, 1999
------------------------------     (Principal Executive Officer)
       (Robert H. Graham)


    /s/ BRUCE L. CROCKETT                     Trustee                         July 14, 1999
------------------------------
       (Bruce L. Crockett)


       /s/ OWEN DALY II                       Trustee                         July 14, 1999
------------------------------
          (Owen Daly II)


    /s/ EDWARD K. DUNN, JR.                   Trustee                         July 14, 1999
------------------------------
       (Edward K. Dunn, Jr.)


        /s/ JACK FIELDS                       Trustee                         July 14, 1999
------------------------------
           (Jack Fields)


      /s/ CARL FRISCHLING                     Trustee                         July 14, 1999
------------------------------
         (Carl Frischling)


   /s/ PREMA MATHAI-DAVIS                     Trustee                         July 14, 1999
------------------------------
      (Prema Mathai-Davis)


    /s/ LEWIS F. PENNOCK                      Trustee                         July 14, 1999
------------------------------
       (Lewis F. Pennock)


     /s/ LOUIS S. SKLAR                       Trustee                         July 14, 1999
------------------------------
        (Louis S. Sklar)


    /s/ DANA R. SUTTON                    Vice President &                    July 14, 1999
------------------------------     Treasurer (Principal Financial
       (Dana R. Sutton)                and Accounting Officer)

                               INDEX TO EXHIBITS


Exhibit
Number              Description
------              -----------

a(2)(a)        Amended and Restated Agreement and Declaration of Trust of Registrant, dated November 5, 1998

a(2)(b)        Form of First Amendment to Amended and Restated Agreement and Declaration of Trust, dated July 13, 1999,

b(1)(b)        First Amendment to By-Laws of Registrant, dated September 26, 1998

b(2)(a)        Amended and Restated By-Laws of Registrant, dated November 5, 1998

b(2)(b)        First Amendment to Amended and Restated By-Laws of Registrant, dated June 9, 1999

d(1)(b)        Amendment No. 1 to Master Investment Advisory Agreement, dated December 7, 1998

d(1)(c)        Form of Amendment No. 2 to Master Investment Advisory Agreement between Registrant and A I M
               Advisors, Inc.

d(2)(b)        Amendment No. 1 to Foreign Country Selection and Mandatory Securities Depository
               Responsibilities Delegation Agreement, dated September 28, 1998, between Registrant and A I M
               Advisors, Inc.

d(2)(c)        Amendment No. 2 to Foreign Country Selection and Mandatory Securities Depository
               Responsibilities Delegation Agreement, dated December 14, 1998, between Registrant and A I M
               Advisors, Inc.

d(2)(d)        Amendment No. 3 to Foreign Country Selection and Mandatory Securities Depository
               Responsibilities Delegation Agreement, dated December 22, 1998, between Registrant and A I M
               Advisors, Inc.

d(2)(e)        Amendment No. 4 to Foreign Country Selection and Mandatory Securities Depository
               Responsibilities Delegation Agreement, dated January 26, 1999, between Registrant and A I M
               Advisors, Inc.

d(2)(f)        Amendment No. 5 to Foreign Country Selection and Mandatory Securities Depository
               Responsibilities Delegation Agreement, dated March 1, 1999, between Registrant and A I M
               Advisors, Inc.

d(2)(g)        Amendment No. 6 to Foreign Country Selection and Mandatory Securities Depository
               Responsibilities Delegation Agreement, dated March 18, 1999, between Registrant and A I M
               Advisors, Inc.

e(1)(b)        Amendment No. 1 to Master Distribution Agreement (Class A and Class C shares), dated December
               7, 1998, between Registrant and A I M Distributors, Inc.

e(1)(c)        Form of Amendment No. 2 to Master Distribution Agreement (Class A and Class C shares) between
               Registrant and A I M Distributors, Inc.

e(4)(b)        Amendment No. 1 to Master Distribution Agreement (Class B shares), dated December 7, 1998, between Registrant and A I M Distributors, Inc.

e(4)(c)        Form of Amendment No. 2 to Master Distribution Agreement (Class B Shares) between Registrant and A I M Distributors, Inc.

h(3)(b)        Amendment No. 1 to Master Administrative Services Agreement, December 7, 1998, between
               Registrant and A I M Advisors, Inc.

h(3)(c)        Form of Amendment No. 2 to Master Administrative Services Agreement between Registrant and A I
               M Advisors, Inc.

i              Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP

j              Consent of KPMG LLP

l(1)(b)        Initial Capitalization Agreement of Registrant's AIM Mid Cap Opportunities Fund

l(1)(c)        Form of Initial Capitalization Agreement of Registrant's AIM Large Cap Opportunities Fund

m(1)(b)        Amendment No. 1 to Master Distribution Plan, dated December 7, 1998, for Registrant's Class A and Class C shares

m(1)(c)        Form of Amendment No. 2 to Master Distribution Plan for Registrant's Class A and C shares

m(2)           Form of Shareholder Service Agreement to be used in connection with Registrant's Master
               Distribution Plan

m(3)           Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master
               Distribution Plan

m(4)           Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with
               Registrant's Master Distribution Plan

m(5)           Form of Agency Pricing Agreement (for Class A Shares) to be used in connection with
               Registrant's Master Distribution Plan

m(6)           Forms of Service Agreement for Brokers for Bank Trust Departments and for Bank Trust
               Departments to be used in connection with Registrant's Master Distribution Plan

m(7)(b)        Amendment No. 1 to Master Distribution Plan, dated December 7, 1998, for Registrant's Class B shares

m(7)(c)        Form of Amendment No. 2 to Master Distribution Plan for Registrant's Class B shares